Schedule of Investments (unaudited)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Abacus Property Group	3,142,115	$8,485,659
Accent Group Ltd.	742,861	1,390,860
Adbri Ltd.	2,578,912	5,805,025
Afterpay Ltd.(a)	1,086,470	100,649,906
AGL Energy Ltd.	3,093,328	13,340,377
Alkane Resources Ltd.(a)(b)	2,079,992	1,395,278
ALS Ltd.	2,531,266	25,388,066
Altium Ltd.	638,480	17,785,910
Alumina Ltd.	12,616,207	19,067,129
AMP Ltd.(a)	17,021,328	13,925,992
Ampol Ltd.	1,182,676	27,356,791
Ansell Ltd.	676,225	16,190,612
APA Group	5,876,179	36,459,619
Appen Ltd.	614,354	5,006,081
ARB Corp. Ltd.	469,453	17,290,346
Arena REIT	1,733,920	5,901,221
Aristocrat Leisure Ltd.	3,020,956	107,143,385
ASX Ltd.	968,838	60,928,075
Atlas Arteria Ltd.	4,757,846	22,360,203
AUB Group Ltd.	327,304	5,394,402
Aurizon Holdings Ltd.	9,134,713	23,288,600
AusNet Services Ltd.	9,497,031	17,661,151
Austal Ltd.	2,100,362	2,985,222
Australia & New Zealand Banking Group Ltd.	14,150,627	301,131,979
Australian Agricultural Co. Ltd.(a)	2,862,740	3,402,525
Australian Ethical Investment Ltd.(b)	418,977	4,329,639
Australian Pharmaceutical Industries Ltd.	3,050,782	3,465,376
Aventus Group	596,527	1,538,711
Bank of Queensland Ltd.	3,339,269	22,232,602
Bapcor Ltd.	2,036,091	12,280,981
Beach Energy Ltd.	9,899,883	10,399,887
Bega Cheese Ltd.	1,713,552	7,018,660
Bellevue Gold Ltd.(a)(b)	4,623,907	2,976,874
Bendigo & Adelaide Bank Ltd.	2,581,517	18,080,700
Betmakers Technology Group Ltd.(a)	3,158,093	2,934,164
BHP Group Ltd.	14,700,197	403,770,044
BHP Group PLC	10,544,498	278,496,759
Blackmores Ltd.	79,038	5,641,070
BlueScope Steel Ltd.	2,554,252	39,913,009
Boral Ltd.(a)	1,923,033	9,277,949
BrainChip Holdings Ltd.(a)(b)	6,577,808	2,344,481
Brambles Ltd.	7,228,259	54,838,569
Bravura Solutions Ltd.	1,856,151	3,910,110
Breville Group Ltd.	484,235	10,778,028
Brickworks Ltd.	343,311	6,161,236
BWP Trust	3,013,800	9,655,990
BWX Ltd.	221,121	777,278
carsales.com Ltd.	1,396,336	26,131,229
Centuria Capital Group	2,661,908	6,469,447
Centuria Industrial REIT	2,235,968	6,167,413
Centuria Office REIT(b)	786,039	1,426,504
Chalice Mining Ltd.(a)	1,528,136	7,711,293
Challenger Ltd.	2,840,168	14,918,911
Champion Iron Ltd.(a)	1,514,297	5,058,134
Charter Hall Group	2,550,876	33,467,277
Charter Hall Long Wale REIT	3,070,338	11,263,874
Charter Hall Retail REIT	2,405,776	7,463,585
Charter Hall Social Infrastructure REIT	367,991	1,059,056
Security	Shares	Value

Australia (continued)
CIMIC Group Ltd.	389,394	$5,867,699
City Chic Collective Ltd.(a)	1,012,004	4,735,753
Cleanaway Waste Management Ltd.	10,578,018	21,513,121
Clinuvel Pharmaceuticals Ltd.	202,020	5,920,037
Cochlear Ltd.	334,811	56,001,184
Codan Ltd./Australia	531,009	4,049,202
Coles Group Ltd.	6,674,101	86,489,520
Collins Foods Ltd.	206,905	2,008,761
Commonwealth Bank of Australia	8,867,226	702,835,812
Computershare Ltd.	2,760,329	39,277,749
Corporate Travel Management Ltd.(a)(b)	636,864	11,799,395
Costa Group Holdings Ltd.	2,097,329	4,637,354
Credit Corp. Group Ltd.	334,548	7,958,134
Cromwell Property Group	11,428,956	6,994,408
Crown Resorts Ltd.(a)	1,855,203	13,984,525
CSL Ltd.	2,273,120	517,226,379
CSR Ltd.	2,937,388	13,186,512
Data#3 Ltd.	169,950	728,325
De Grey Mining Ltd.(a)	5,167,068	4,298,386
Deterra Royalties Ltd.	2,120,553	6,237,432
Dexus	5,509,642	45,194,391
Dicker Data Ltd.(b)	89,072	1,009,995
Domain Holdings Australia Ltd.	2,044,628	8,881,286
Domino’s Pizza Enterprises Ltd.	304,258	31,210,193
Downer EDI Ltd.	3,858,711	18,449,079
Eagers Automotive Ltd.	645,684	7,254,463
Elders Ltd.	876,426	7,962,067
Electro Optic Systems Holdings Ltd.(a)(b)	631,943	1,522,224
Emeco Holdings Ltd.	229,472	190,958
EML Payments Ltd.(a)	1,876,383	4,210,043
Endeavour Group Ltd.	6,427,607	33,028,054
EVENT Hospitality and Entertainment Ltd.(a)	479,590	5,936,684
Evolution Mining Ltd.	8,206,980	22,281,453
Flight Centre Travel Group Ltd.(a)(b)	779,050	11,788,613
Fortescue Metals Group Ltd.	8,451,932	88,069,444
G8 Education Ltd.(a)	4,545,691	3,778,007
Genworth Mortgage Insurance Australia Ltd.	2,701,741	4,693,584
Glencore PLC	49,658,021	248,318,920
Gold Road Resources Ltd.	4,246,817	4,404,758
Goodman Group	8,320,493	137,761,406
GPT Group (The)	9,590,075	37,440,094
GrainCorp Ltd., Class A	1,227,811	5,835,304
Growthpoint Properties Australia Ltd.	452,496	1,420,083
GUD Holdings Ltd.	587,744	5,439,820
GWA Group Ltd.	1,529,026	3,138,748
Hansen Technologies Ltd.	460,665	2,199,829
Harvey Norman Holdings Ltd.	3,445,044	12,924,451
Healius Ltd.	3,216,119	11,776,408
Home Consortium Ltd.	702,279	4,205,184
HT&E Ltd.(b)	1,623,671	2,352,188
HUB24 Ltd.	207,835	4,993,183
IDP Education Ltd.	967,254	27,366,564
IGO Ltd.	3,429,429	25,113,078
Iluka Resources Ltd.	2,092,532	14,928,951
Imugene Ltd.(a)	22,154,757	8,340,593
Incitec Pivot Ltd.	9,418,038	21,309,118
Ingenia Communities Group	1,336,707	6,608,940
Inghams Group Ltd.	1,590,353	4,461,052
Insurance Australia Group Ltd.	12,089,750	43,806,903
Integral Diagnostics Ltd.	346,708	1,226,118

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
InvoCare Ltd.	745,406	$6,386,508
IOOF Holdings Ltd.	2,802,414	8,673,699
IPH Ltd.	1,392,005	9,041,404
IRESS Ltd.	1,131,835	10,318,175
James Hardie Industries PLC	2,243,233	88,128,104
JB Hi-Fi Ltd.	619,694	23,659,528
Johns Lyng Group Ltd.	698,805	3,415,507
Jumbo Interactive Ltd.	146,040	1,842,495
Jupiter Mines Ltd.	7,951,380	1,406,000
Kogan.com Ltd.(b)	415,502	3,132,172
Lendlease Corp. Ltd.	3,393,543	26,884,352
Lifestyle Communities Ltd.	137,835	2,275,708
Link Administration Holdings Ltd.	2,583,247	8,505,521
Lovisa Holdings Ltd.	163,205	2,690,110
Lynas Rare Earths Ltd.(a)	4,469,820	24,934,897
MA Financial Group Ltd.	8,030	49,544
Maas Group Holdings Ltd.	9,115	33,255
Macquarie Group Ltd.	1,716,470	253,400,825
Magellan Financial Group Ltd.	664,855	17,489,731
Mayne Pharma Group Ltd.(a)	2,658,495	681,374
McMillan Shakespeare Ltd.	494,913	5,120,990
Medibank Pvt Ltd.	13,994,579	35,170,188
Megaport Ltd.(a)	748,546	10,130,302
Mesoblast Ltd.(a)(b)	2,789,563	3,357,578
Metcash Ltd.	5,238,728	16,145,565
Mineral Resources Ltd.	881,738	25,921,595
Mirvac Group	19,558,388	41,740,819
Monadelphous Group Ltd.	609,372	4,647,918
Mount Gibson Iron Ltd.	3,559,247	1,132,848
Nanosonics Ltd.(a)	1,362,120	6,121,522
National Australia Bank Ltd.	16,386,950	356,284,660
National Storage REIT.	6,383,573	11,557,622
nearmap Ltd.(a)	2,183,938	3,658,262
Netwealth Group Ltd.	485,830	6,385,181
New Hope Corp. Ltd.(b)	2,545,235	3,856,551
Newcrest Mining Ltd.	4,056,153	75,995,454
NEXTDC Ltd.(a)	2,353,828	21,012,225
NIB Holdings Ltd.	2,341,621	11,791,083
Nick Scali Ltd.	341,769	3,720,176
Nickel Mines Ltd.	4,979,446	3,944,312
Nine Entertainment Co. Holdings Ltd.	8,708,439	18,237,742
Northern Star Resources Ltd.	5,705,757	39,500,014
NRW Holdings Ltd.	2,192,605	3,040,877
Nufarm Ltd./Australia(a)	1,546,148	5,091,837
Nuix Ltd.(a)	949,787	2,222,994
Oil Search Ltd.	9,875,473	31,992,612
Omni Bridgeway Ltd.(a)	1,194,434	2,806,846
oOh!media Ltd.(a)	3,428,880	4,706,486
Orica Ltd.	1,957,688	22,472,867
Origin Energy Ltd.	8,874,209	33,988,038
Orocobre Ltd.(a)	2,809,221	18,971,775
Orora Ltd.	4,988,400	12,479,227
OZ Minerals Ltd.	1,790,841	34,065,121
Pact Group Holdings Ltd.	1,449,983	3,388,493
Paladin Energy Ltd.(a)(b)	11,646,850	7,739,939
Pendal Group Ltd.	1,676,965	8,482,090
Perenti Global Ltd.	2,633,695	2,038,916
Perpetual Ltd.	285,699	8,166,007
Perseus Mining Ltd.(a)	6,380,942	7,566,659
Pilbara Minerals Ltd.(a)	11,687,264	19,600,346
Security	Shares	Value

Australia (continued)
Pinnacle Investment Management Group Ltd.	268,022	$3,485,882
Platinum Asset Management Ltd.	2,055,413	4,746,535
PointsBet Holdings Ltd.(a)	897,753	5,638,309
PolyNovo Ltd.(a)(b)	3,500,957	4,836,756
Premier Investments Ltd.	580,809	13,479,491
Pro Medicus Ltd.	260,542	10,521,586
Qantas Airways Ltd.(a)	4,560,853	18,471,625
QBE Insurance Group Ltd.	7,265,192	65,048,391
Qube Holdings Ltd.	8,125,233	19,623,121
Ramelius Resources Ltd.	4,171,078	4,976,160
Ramsay Health Care Ltd.	923,824	49,374,777
REA Group Ltd.	268,041	32,531,791
Redbubble Ltd.(a)(b)	984,758	3,092,488
Reece Ltd.	1,442,972	21,880,136
Regis Resources Ltd.	4,126,534	6,188,350
Reliance Worldwide Corp. Ltd.	4,598,652	20,220,795
Resolute Mining Ltd.(a)	6,605,989	2,076,078
Rio Tinto Ltd.	1,844,986	126,405,030
Rio Tinto PLC	5,606,958	349,602,042
Rural Funds Group	120,599	253,159
Sandfire Resources Ltd.	2,061,816	8,685,183
Santos Ltd.	9,572,701	50,266,904
Scentre Group	25,795,067	58,835,580
SeaLink Travel Group Ltd.	580,306	3,214,896
Seek Ltd.	1,725,949	42,894,804
Select Harvests Ltd.	168,340	940,926
Seven Group Holdings Ltd.	906,013	14,797,276
Shopping Centres Australasia Property Group	5,857,461	12,305,680
Silver Lake Resources Ltd.(a)	5,087,830	6,443,234
Sims Ltd.	970,755	10,567,684
SmartGroup Corp. Ltd.	292,827	1,772,725
Sonic Healthcare Ltd.	2,330,156	70,707,352
South32 Ltd.	24,452,760	65,963,341
Southern Cross Media Group Ltd.	1,553,873	2,726,768
Spark Infrastructure Group	8,798,447	18,653,572
St. Barbara Ltd.	4,322,860	4,753,414
Star Entertainment Grp Ltd. (The)(a)	4,258,139	11,833,110
Steadfast Group Ltd.	4,848,390	17,058,041
Stockland	11,815,015	40,725,653
Suncorp Group Ltd.	6,191,366	54,786,420
Super Retail Group Ltd.	872,507	8,559,608
Sydney Airport(a)	6,645,477	41,211,506
Tabcorp Holdings Ltd.	10,991,693	41,387,603
Tassal Group Ltd.	291,064	779,688
Technology One Ltd.	1,472,758	13,676,450
Telix Pharmaceuticals Ltd.(a)	944,799	4,315,321
Telstra Corp. Ltd.	20,656,180	59,706,226
Temple & Webster Group Ltd.(a)	436,772	4,208,112
Transurban Group	15,178,659	154,657,672
Treasury Wine Estates Ltd.	3,614,792	31,540,961
Tyro Payments Ltd.(a)	1,612,802	4,926,615
United Malt Grp Ltd.	1,482,196	4,535,901
Uniti Group Ltd.(a)(b)	2,766,833	8,527,158
Vicinity Centres	18,927,480	24,718,982
Viva Energy Group Ltd.(c)	4,933,778	8,692,493
Washington H Soul Pattinson & Co. Ltd.	1,161,050	28,592,822
Waypoint REIT	3,995,127	8,237,004
Webjet Ltd.(a)(b)	1,974,422	9,448,772
Wesfarmers Ltd.	5,652,151	244,544,376
West African Resources Ltd.(a)	4,523,614	4,395,322

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Western Areas Ltd.(b)	1,439,077	$3,445,806
Westgold Resources Ltd.	1,091,920	1,597,793
Westpac Banking Corp.	18,261,172	355,273,423
Whitehaven Coal Ltd.(a)	4,694,637	9,290,656
WiseTech Global Ltd.	740,776	28,870,856
Woodside Petroleum Ltd.	4,822,148	84,298,734
Woolworths Group Ltd.	6,319,451	182,030,604
Worley Ltd.	1,650,546	13,561,227
Zip Co. Ltd.(a)(b)	2,224,882	10,996,093
		8,421,890,668
Austria — 0.4%
ams AG(a)(b)	1,337,418	26,478,623
ANDRITZ AG	336,194	19,095,313
AT&S Austria Technologie & Systemtechnik AG	137,733	5,284,919
BAWAG Group AG(c)	346,319	21,781,810
CA Immobilien Anlagen AG	278,947	11,969,335
DO & CO AG(a)(b)	36,222	3,274,439
Erste Group Bank AG	1,432,218	61,421,682
EVN AG	182,508	5,147,893
IMMOFINANZ AG	462,466	11,077,132
Lenzing AG(a)	79,755	9,617,738
Oesterreichische Post AG(b)	181,460	7,656,522
OMV AG	754,896	45,703,908
Palfinger AG	9,233	407,722
Raiffeisen Bank International AG	730,952	21,358,358
S IMMO AG	327,152	7,752,847
S&T AG(b)	333,932	8,024,446
Schoeller-Bleckmann Oilfield Equipment AG(a)(b)	22,665	924,485
Semperit AG Holding	65,301	2,200,474
Telekom Austria AG	844,483	7,296,337
UNIQA Insurance Group AG	752,590	7,005,965
Verbund AG	340,599	35,504,805
Vienna Insurance Group AG Wiener
Versicherung Gruppe	233,427	6,813,500
voestalpine AG	563,008	21,383,645
Wienerberger AG	596,295	21,109,185
		368,291,083
Belgium — 0.9%
Ackermans & van Haaren NV	108,135	18,595,537
Aedifica SA	166,604	22,216,659
Ageas SA/NV	859,591	41,817,116
AGFA-Gevaert NV(a)	1,093,278	4,751,998
Akka Technologies(a)	20,211	1,119,049
Anheuser-Busch InBev SA/NV	3,777,993	231,089,194
Barco NV	397,440	8,958,121
Befimmo SA	127,138	5,202,791
Bekaert SA	226,500	9,921,087
bpost SA(a)	475,800	4,076,337
Cie. d’Entreprises CFE	42,044	4,298,475
Cofinimmo SA	135,832	21,914,307
D’ieteren Group	133,053	22,941,566
Econocom Group SA/NV	226,447	957,414
Elia Group SA/NV	166,758	19,454,569
Etablissements Franz Colruyt NV	270,695	13,290,548
Euronav NV	961,974	10,236,924
Fagron.	387,071	6,702,861
Galapagos NV(a)	233,854	12,401,389
Gimv NV	148,279	9,581,847
Groupe Bruxelles Lambert SA	544,284	63,153,916
Security	Shares	Value

Belgium (continued)
Intervest Offices & Warehouses NV	13,771	$401,597
Ion Beam Applications	122,266	2,408,449
KBC Ancora	255,803	13,336,685
KBC Group NV	1,254,321	116,806,099
Kinepolis Group NV(a)(b)	93,160	5,868,214
Melexis NV	116,051	13,384,908
Mithra Pharmaceuticals SA(a)(b)	46,435	1,020,135
Montea NV	42,525	6,312,002
Ontex Group NV(a)	356,357	3,360,324
Orange Belgium SA(b)	132,497	3,008,190
Proximus SADP	707,029	13,314,457
Recticel SA	68,119	1,258,052
Retail Estates NV	13,430	1,075,485
Sofina SA	77,231	34,175,123
Solvay SA	356,139	42,334,984
Telenet Group Holding NV	219,188	7,874,548
Tessenderlo Group SA(a)	174,490	6,367,839
UCB SA	632,367	75,584,073
Umicore SA(b)	984,217	56,431,540
VGP NV	37,301	9,647,259
Warehouses De Pauw CVA	687,640	31,312,726
X-Fab Silicon Foundries SE(a)(c)	116,202	1,160,525
Xior Student Housing NV	105,265	6,230,340
		985,355,259
Denmark — 2.6%
ALK-Abello A/S(a)	38,966	16,882,239
Alm Brand A/S(b)	486,118	3,750,326
Ambu A/S, Class B(b)	841,462	23,953,841
AP Moller - Maersk A/S, Class A	15,688	43,073,894
AP Moller - Maersk A/S, Class B, NVS	28,923	83,817,340
Bavarian Nordic A/S(a)(b)	358,069	17,138,345
Better Collective AS(a)(b)	147,548	3,144,048
Brodrene Hartmann A/S(a)(b)	10,602	634,308
Carlsberg A/S, Class B	503,303	83,103,272
cBrain AS(b)	20,486	1,109,459
Chemometec A/S	75,531	11,453,282
Chr Hansen Holding A/S	514,991	40,975,197
Coloplast A/S, Class B	590,191	96,388,796
D/S Norden A/S	182,014	4,392,661
Danske Bank A/S	3,304,351	55,914,977
Demant A/S(a)	526,890	25,542,546
Dfds A/S(a)	199,093	10,302,715
Drilling Co. of 1972 A/S (The)(a)(b)	109,864	3,938,113
DSV A/S	1,012,329	235,282,672
FLSmidth & Co. A/S	260,736	9,913,252
Genmab A/S(a)	329,059	147,830,236
GN Store Nord A/S	636,839	38,698,923
H Lundbeck A/S	352,480	9,816,359
ISS A/S(a)	789,585	15,755,897
Jyske Bank A/S, Registered(a)	291,323	14,212,779
Matas A/S	288,381	5,642,139
Netcompany Group A/S(c)	195,943	22,312,526
Nilfisk Holding A/S(a)	142,745	4,978,791
NKT A/S(a)	222,337	10,717,784
NNIT A/S(c)	76,337	1,435,397
Novo Nordisk A/S, Class B	8,419,560	923,245,660
Novozymes A/S, Class B	1,029,112	75,700,255
NTG Nordic Transport Group AS, Class A(a)	9,414	769,695
Orsted A/S(c)	943,823	133,307,891
Pandora A/S	506,225	70,838,874

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Per Aarsleff Holding A/S	126,535	$5,456,637
Ringkjoebing Landbobank A/S	172,080	21,847,608
Rockwool International A/S, Class B	40,388	18,470,059
Royal Unibrew A/S	255,190	31,701,063
Scandinavian Tobacco Group A/S, Class A(c)	405,761	9,117,800
Schouw & Co. A/S	75,031	7,297,871
SimCorp A/S	217,922	26,389,107
Spar Nord Bank A/S	534,691	6,888,249
Sydbank A/S	360,984	12,405,253
Topdanmark A/S	223,635	11,868,520
Tryg A/S	1,768,691	41,976,530
Vestas Wind Systems A/S	5,048,236	218,233,286
Zealand Pharma A/S(a)(b)	193,742	6,216,926
		2,663,843,398
Finland — 1.3%
Admicom OYJ	14,699	1,563,268
Aktia Bank OYJ	61,997	887,581
BasWare OYJ(a)(b)	18,269	678,631
Cargotec OYJ, Class B	228,892	11,853,045
Caverion OYJ	518,275	4,094,968
Citycon OYJ	424,690	3,490,965
Elisa OYJ	717,608	43,307,810
Finnair OYJ(a)(b)	3,759,727	2,872,189
Fortum OYJ	2,251,885	66,971,204
Harvia OYJ	69,414	4,261,831
Huhtamaki OYJ	494,764	21,573,216
Kamux Corp.	159,017	2,467,466
Kemira OYJ	607,569	9,330,973
Kesko OYJ, Class B	1,381,785	44,969,475
Kojamo OYJ	612,997	13,733,927
Kone OYJ, Class B	1,685,793	114,969,490
Konecranes OYJ	364,378	15,156,165
Metsa Board OYJ	1,079,803	9,993,666
Metso Outotec OYJ	3,167,506	31,822,064
Musti Group OYJ	47,003	1,848,963
Neles OYJ	524,164	7,854,642
Neste OYJ	2,113,145	117,642,613
Nokia OYJ(a)	26,945,836	154,655,752
Nokian Renkaat OYJ	639,131	24,000,744
Nordea Bank Abp	16,149,384	197,778,563
Oriola OYJ, Class B	725,592	1,660,793
Orion OYJ, Class B	534,164	23,131,226
Outokumpu OYJ(a)	1,938,170	12,072,659
QT Group OYJ(a)	86,248	13,954,320
Remedy Entertainment OYJ	38,846	1,805,220
Revenio Group OYJ	105,050	6,931,744
Sampo OYJ, Class A	2,513,584	133,625,437
Sanoma OYJ	426,785	6,643,626
Stora Enso OYJ, Class R	2,877,049	47,872,711
Talenom OYJ	140,544	2,258,317
TietoEVRY OYJ	435,417	13,353,062
Tokmanni Group Corp.	120,291	2,736,963
UPM-Kymmene OYJ	2,642,466	93,255,066
Uponor OYJ	347,845	8,496,579
Valmet OYJ	655,967	26,629,639
Wartsila OYJ Abp	2,319,136	32,162,309
YIT OYJ	981,931	5,787,219
		1,340,156,101
Security	Shares	Value

France — 9.8%
AB Science SA(a)(b)	136,998	$2,065,474
ABC arbitrage	474,680	3,906,958
Accor SA(a)	846,287	30,285,574
Aeroports de Paris(a)(b)	151,142	20,166,023
Air France-KLM(a)(b)	1,561,052	7,352,423
Air Liquide SA	2,347,540	391,939,843
Airbus SE(a)	2,945,399	377,841,740
Albioma SA	212,113	8,344,325
ALD SA(c)	576,091	8,586,938
Alstom SA(b)	1,580,811	56,336,608
Altarea SCA(b)	17,271	3,693,576
Alten SA	160,119	25,801,624
Amundi SA(c)	298,375	26,584,357
APERAM SA	263,416	15,705,813
Arkema SA	307,837	42,110,253
Atos SE	501,152	26,146,440
AXA SA	9,565,982	278,302,961
Beneteau SA(a)	49,102	749,599
BioMerieux	208,949	26,613,529
BNP Paribas SA	5,588,939	374,107,987
Boiron SA	44,524	2,154,009
Bollore SA	4,615,782	26,827,847
Bonduelle SCA	106,655	2,730,944
Bouygues SA	1,119,038	45,338,165
Bureau Veritas SA	1,424,226	45,269,057
Capgemini SE	802,051	187,008,479
Carmila SA	249,979	3,788,050
Carrefour SA	3,016,126	54,603,508
Casino Guichard Perrachon SA(a)	209,021	5,212,114
Cellectis SA(a)(b)	235,591	2,558,987
CGG SA(a)(b)	3,861,219	2,792,417
Chargeurs SA	63,125	1,875,558
Cie. de Saint-Gobain	2,525,577	174,296,464
Cie. Generale des Etablissements Michelin SCA	848,928	133,466,280
Cie. Plastic Omnium SA	357,512	9,925,194
CNP Assurances	863,597	21,637,559
Coface SA(a)	614,379	8,784,267
Covivio	248,348	21,510,385
Credit Agricole SA	5,680,578	85,702,654
Danone SA	3,233,119	210,753,237
Dassault Aviation SA	131,435	13,735,463
Dassault Systemes SE	3,326,062	194,233,347
Derichebourg SA(a)	660,889	7,521,105
Edenred	1,243,035	67,262,122
Eiffage SA	421,575	43,390,675
Electricite de France SA	2,319,928	34,190,988
Elior Group SA(a)(c)	563,972	4,462,027
Elis SA(a)	987,481	18,749,886
Engie SA	9,069,083	129,009,040
Eramet SA(a)	40,444	3,379,909
EssilorLuxottica SA	1,430,758	296,019,973
Eurazeo SE	223,861	20,983,341
Eurofins Scientific SE	665,002	78,480,153
Eutelsat Communications SA	840,525	11,946,498
Faurecia SE	592,393	30,939,493
Fnac Darty SA	107,015	6,947,678
Gaztransport Et Technigaz SA	129,044	10,666,848
Gecina SA	229,952	32,179,180
Getlink SE	2,244,498	34,545,340
Guerbet	35,602	1,572,156

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Hermes International	158,404	$251,532,052
ICADE	148,054	11,610,670
ID Logistics Group(a)	754	276,741
Imerys SA	197,851	8,575,917
Interparfums SA	15,355	1,242,294
Ipsen SA	192,416	19,913,875
IPSOS	226,535	10,617,131
JCDecaux SA(a)	318,771	8,316,834
Kaufman & Broad SA	57,332	2,300,141
Kering SA	375,190	281,593,043
Klepierre SA	1,011,752	24,086,035
Korian SA	394,003	13,125,463
La Francaise des Jeux SAEM(c)	466,756	24,236,499
Lagardere SA(a)	182,397	4,822,047
Legrand SA	1,332,462	145,358,311
LISI	108,550	3,017,885
L’Oreal SA	1,259,609	576,214,092
LVMH Moet Hennessy Louis Vuitton SE	1,386,533	1,087,210,328
Maisons du Monde SA(c)	216,941	4,921,660
McPhy Energy SA(a)(b)	103,821	2,817,065
Mercialys SA	346,285	3,761,757
Mersen SA	125,540	4,709,535
Metropole Television SA	212,230	4,676,139
Nacon SA(a)(b)	106,137	592,000
Neoen SA(a)(b)(c)	202,270	9,313,002
Nexans SA	155,897	15,641,702
Nexity SA	239,748	10,960,605
Orange SA	9,718,187	105,976,334
Orpea SA	263,007	27,472,127
Pernod Ricard SA	1,049,274	241,396,077
Peugeot Invest	33,790	4,713,093
Pharmagest Interactive	18,739	2,056,585
Publicis Groupe SA	1,116,842	74,977,423
Quadient SA	211,367	5,053,122
Remy Cointreau SA	115,861	23,405,028
Renault SA(a)	958,351	34,533,293
Rexel SA	1,255,083	24,946,274
Rubis SCA	462,308	14,816,646
Safran SA	1,700,621	228,886,109
Sanofi	5,649,217	567,430,553
Sartorius Stedim Biotech	140,800	77,604,855
Schneider Electric SE	2,680,875	462,231,299
SCOR SE	791,699	26,652,648
SEB SA	138,073	21,634,555
SES SA	1,914,745	17,196,721
SMCP SA(a)(c)	43,902	360,498
Societe BIC SA	131,120	7,616,629
Societe Generale SA	4,048,479	135,235,079
Sodexo SA(a)	440,448	42,850,862
SOITEC(a)	119,049	31,696,915
Solutions 30 SE(a)(b)	454,980	4,110,353
Sopra Steria Group SACA	86,332	16,974,398
SPIE SA	636,042	15,466,664
Suez SA	1,772,494	40,334,621
Technicolor SA(a)	1,000,458	3,206,841
Teleperformance	298,302	124,604,220
Television Francaise 1	367,325	3,932,528
Thales SA	530,869	48,987,789
TotalEnergies SE	12,461,020	623,984,944
Trigano SA	58,135	10,912,705
Security	Shares	Value

France (continued)
Ubisoft Entertainment SA(a)	463,626	$24,277,209
Unibail-Rodamco-Westfield(a)(b)	624,603	44,599,585
Valeo	1,169,054	34,349,212
Valneva SE(a)(b)	344,246	7,608,077
Veolia Environnement SA	3,266,301	106,674,029
Verallia SA(c)	239,316	8,860,098
Vicat SA	93,795	4,003,051
Vinci SA	2,640,946	282,344,046
Virbac SA	27,323	13,848,730
Vivendi SE	3,563,144	45,902,423
Voltalia SA(a)	118,814	3,090,352
Wendel SE	130,149	17,337,087
Worldline SA(a)(c)	1,189,934	69,392,368
		10,078,079,320
Germany — 7.7%
1&1 AG	223,334	6,500,134
Aareal Bank AG	300,012	9,589,999
Adesso SE	13,626	3,033,769
adidas AG	950,668	311,154,790
ADLER Group SA(b)(c)	415,010	5,627,485
ADVA Optical Networking SE(a)(b)	390,364	5,175,347
AIXTRON SE	628,566	14,928,278
Allianz SE, Registered	2,062,077	478,835,608
alstria office REIT-AG	769,986	14,392,447
Amadeus Fire AG	11,867	2,740,906
Aroundtown SA	5,127,995	35,637,055
AURELIUS Equity Opportunities SE & Co. KGaA	109,156	3,159,888
Aurubis AG	167,890	14,467,056
BASF SE	4,542,440	326,935,945
Basler AG	469	86,448
Bayer AG, Registered	4,898,677	276,077,936
Bayerische Motoren Werke AG	1,654,400	167,153,959
BayWa AG	79,382	3,358,620
Bechtle AG	407,964	30,602,905
Beiersdorf AG	504,893	53,686,980
Bertrandt AG	38,146	2,488,271
Bilfinger SE	175,461	6,166,560
Borussia Dortmund GmbH & Co. KGaA(a)	522,150	2,881,379
Brenntag SE	776,364	73,861,919
CANCOM SE	217,113	15,010,089
Carl Zeiss Meditec AG, Bearer	205,024	41,289,828
Ceconomy AG(a)(b)	627,369	3,060,896
Cewe Stiftung & Co. KGaA	46,355	6,473,234
Commerzbank AG(a)	5,025,913	36,703,634
CompuGroup Medical SE & Co. KgaA	134,920	11,276,450
Continental AG(a)	549,552	64,611,598
Covestro AG(c)	952,997	61,028,607
CropEnergies AG	10,273	147,462
CTS Eventim AG & Co. KGaA(a)	316,187	22,996,449
Daimler AG, Registered	4,265,364	423,390,338
Delivery Hero SE(a)(c)	814,180	101,548,611
Dermapharm Holding SE	84,901	8,539,568
Deutsche Bank AG, Registered(a)	10,277,229	132,014,167
Deutsche Beteiligungs AG	133,787	6,182,042
Deutsche Boerse AG	942,856	156,520,751
Deutsche EuroShop AG	306,115	6,230,707
Deutsche Lufthansa AG, Registered(a)(b)	2,910,202	19,237,926
Deutsche Pfandbriefbank AG(c)	793,621	9,847,135
Deutsche Post AG, Registered	4,935,212	305,524,054
Deutsche Telekom AG, Registered	16,555,197	307,879,486

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Wohnen SE	106,647	$5,462,866
Deutz AG(a)	804,015	6,738,883
DIC Asset AG	339,696	5,964,939
Duerr AG	295,645	13,399,502
E.ON SE	11,199,259	142,004,360
Eckert & Ziegler Strahlen- und Medizintechnik AG	63,542	9,514,599
ElringKlinger AG(a)	65,638	927,303
Encavis AG	516,403	10,821,702
Evonik Industries AG	1,034,059	33,504,339
Evotec SE(a)	666,458	32,306,496
Exasol AG(a)(b)	55,008	558,314
flatexDEGIRO AG(a)(b)	163,908	3,723,271
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	184,131	13,178,528
Freenet AG	652,936	16,816,523
Fresenius Medical Care AG & Co. KGaA	1,014,208	67,372,890
Fresenius SE & Co. KGaA	2,072,568	94,205,977
GEA Group AG	769,368	37,892,272
Gerresheimer AG	162,783	14,935,772
Global Fashion Group SA(a)(b)	373,227	3,354,527
Grand City Properties SA	540,096	13,833,831
GRENKE AG(b)	142,291	5,548,213
Hamborner REIT AG	536,998	6,026,698
Hamburger Hafen und Logistik AG	175,481	3,933,378
Hannover Rueck SE	295,806	54,009,404
HeidelbergCement AG	724,745	54,576,863
HelloFresh SE(a)	828,720	67,158,526
Henkel AG & Co. KGaA	522,124	43,603,768
Hensoldt AG	209,017	3,377,898
HOCHTIEF AG	106,309	8,201,763
Home24 SE(a)	124,626	1,626,524
Hornbach Baumarkt AG	6,328	284,194
Hornbach Holding AG & Co. KGaA	56,000	7,081,616
Hugo Boss AG	314,457	19,690,421
Hypoport SE(a)	22,391	13,784,637
Indus Holding AG	118,849	4,676,253
Infineon Technologies AG	6,488,323	303,856,820
Instone Real Estate Group AG(c)	233,209	6,146,642
Jenoptik AG	305,178	11,681,600
JOST Werke AG(c)	14,380	832,826
K+S AG, Registered(a)	961,268	16,564,831
KION Group AG	356,844	38,977,623
Kloeckner & Co. SE(a)	444,714	5,974,982
Knorr-Bremse AG	360,072	38,002,716
Koenig & Bauer AG(a)	96,713	3,409,907
Krones AG	86,251	8,888,567
KWS Saat SE & Co. KGaA	58,949	5,029,104
LANXESS AG	413,019	27,830,195
LEG Immobilien SE	368,898	54,871,006
LPKF Laser & Electronics AG(b)	91,376	2,026,432
Media and Games Invest SE(a)(b)	28,435	164,818
Medios AG(a)	48,740	2,056,535
Merck KGaA	648,148	153,173,413
METRO AG	699,871	8,847,160
MLP SE	542,398	5,223,010
MorphoSys AG(a)(b)	167,929	7,903,788
MTU Aero Engines AG	267,357	59,550,422
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	699,628	207,150,275
Nagarro SE(a)(b)	39,571	7,959,468
Nemetschek SE	310,294	35,626,896
Security	Shares	Value

Germany (continued)
New Work SE	21,229	$5,178,092
Nordex SE(a)(b)	526,135	9,668,946
Norma Group SE	191,577	8,230,349
Northern Data AG(a)(b)	24,505	1,665,673
PATRIZIA AG	302,165	8,348,335
Pfeiffer Vacuum Technology AG	39,269	9,805,311
ProSiebenSat.1 Media SE	833,436	13,960,667
Puma SE	529,940	65,738,964
Rational AG	25,376	25,186,867
Rheinmetall AG	221,745	21,515,230
RWE AG	3,197,399	123,073,171
SAF-Holland SE(a)	225,804	3,132,353
Salzgitter AG(a)	128,900	4,729,337
SAP SE	5,210,852	754,589,140
Scout24 SE(c)	454,678	31,666,517
Secunet Security Networks AG	6,438	3,379,442
SGL Carbon SE(a)	399,717	3,822,442
Siemens AG, Registered	3,816,060	620,422,216
Siemens Healthineers AG(c)	1,418,914	94,366,179
Siltronic AG(b)	100,246	15,639,395
Sirius Real Estate Ltd.	4,106,816	7,586,122
Sixt SE(a)	77,702	13,396,774
SMA Solar Technology AG(b)	81,210	4,293,804
Software AG(b)	273,633	11,254,099
Stabilus SA	137,931	10,364,134
Steico SE(b)	27,780	3,636,748
Stratec SE	38,051	6,077,083
Stroeer SE & Co. KGaA	171,580	14,551,531
Suedzucker AG	396,209	6,285,509
Symrise AG	645,876	89,338,918
TAG Immobilien AG	710,273	21,578,856
Takkt AG	190,697	3,116,152
TeamViewer AG(a)(c)	809,986	12,089,257
Telefonica Deutschland Holding AG	4,960,966	12,925,390
thyssenkrupp AG(a)	2,041,840	21,254,895
TUI AG(a)(b)	5,678,004	19,014,398
Uniper SE	462,410	20,441,584
United Internet AG, Registered(d)	486,871	17,965,722
Varta AG(b)	99,329	15,307,323
VERBIO Vereinigte BioEnergie AG	98,289	7,815,052
Vitesco Technologies Group AG(a)	110,009	6,307,651
Volkswagen AG(b)	166,319	54,069,947
Vonovia SE	2,739,419	166,180,813
Vossloh AG	65,450	3,507,073
Wacker Chemie AG	78,343	14,157,119
Wacker Neuson SE	211,492	6,942,309
Westwing Group AG(a)	56,337	1,767,088
Zalando SE(a)(c)	1,095,756	103,527,639
Zeal Network SE	66,889	2,939,413
zooplus AG(a)	34,865	19,281,403
		7,940,995,234
Hong Kong — 2.7%
AIA Group Ltd.	60,602,400	679,171,630
Apollo Future Mobility Group Ltd.(a)(b)	3,044,000	210,652
ASM Pacific Technology Ltd.	1,534,600	16,604,997
Atlas Corp.	445,919	6,242,866
Bank of East Asia Ltd. (The)	6,737,800	11,065,282
BOC Hong Kong Holdings Ltd.	18,875,500	59,813,523
Brightoil Petroleum Holdings Ltd.(e)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(c)	8,831,500	24,223,054

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Cafe de Coral Holdings Ltd.	1,642,000	$2,996,291
Champion REIT	11,171,000	5,859,522
Chow Sang Sang Holdings International Ltd.	1,001,000	1,422,097
Chow Tai Fook Jewellery Group Ltd.	10,105,000	20,610,152
CITIC Telecom International Holdings Ltd.	12,108,000	4,289,592
CK Asset Holdings Ltd.	10,113,516	62,471,738
CK Hutchison Holdings Ltd.	13,447,516	90,157,792
CK Infrastructure Holdings Ltd.	3,407,000	20,540,780
CK Life Sciences International Holdings Inc.(b)	14,070,000	1,316,580
CLP Holdings Ltd.	8,341,000	81,666,061
CMBC Capital Holdings Ltd.	3,960,000	48,238
C-Mer Eye Care Holdings Ltd.	2,436,000	2,372,832
Comba Telecom Systems Holdings Ltd.(b)	9,300,000	2,589,600
Cowell e Holdings Inc.(a)	280,000	217,731
Dah Sing Banking Group Ltd.	3,028,400	2,897,409
Dah Sing Financial Holdings Ltd.	812,800	2,519,486
EC Healthcare(b)	1,041,000	1,497,337
ESR Cayman Ltd.(a)(c)	10,096,200	32,669,941
Far East Consortium International Ltd.	6,628,000	2,189,314
First Pacific Co. Ltd.	13,902,250	5,556,969
Fosun Tourism Group(a)(b)(c)	1,227,800	1,529,319
Futu Holdings Ltd., ADR(a)(b)	254,509	13,621,322
Galaxy Entertainment Group Ltd.(a)	11,132,000	59,898,191
Guotai Junan International Holdings Ltd.(b)	23,830,000	3,457,039
Haitong International Securities Group Ltd.	17,818,000	4,095,729
Hang Lung Group Ltd.	5,084,000	11,904,442
Hang Lung Properties Ltd.	9,829,000	22,811,667
Hang Seng Bank Ltd.	3,931,600	74,711,919
Health and Happiness H&H International
Holdings Ltd.	1,074,500	2,521,736
Henderson Land Development Co. Ltd.	7,293,570	30,539,489
HK Electric Investments & HK Electric Investments
Ltd., Class SS	13,946,000	13,891,331
HKBN Ltd.	4,552,500	5,454,453
HKT Trust & HKT Ltd., Class SS	19,428,200	26,364,705
Hong Kong & China Gas Co. Ltd.	56,923,864	88,432,973
Hong Kong Exchanges & Clearing Ltd.	5,645,100	340,070,451
Hong Kong Technology Venture Co. Ltd.	2,761,000	4,155,479
Hongkong Land Holdings Ltd.	5,955,700	32,888,983
Hsin Chong Group Holdings Ltd.(e)	7,490,000	10
Huobi Technology Holdings Ltd.(a)(b)	158,500	202,045
Hutchison Telecommunications Hong Kong
Holdings Ltd.	12,324,000	1,967,793
Hysan Development Co. Ltd.	2,920,000	10,151,790
IGG Inc.	4,331,000	4,026,847
Jardine Matheson Holdings Ltd.	1,094,300	63,560,345
Johnson Electric Holdings Ltd.	1,951,250	4,319,012
K Wah International Holdings Ltd.	299,000	119,604
Kerry Logistics Network Ltd.	2,360,387	5,723,453
Kerry Properties Ltd.	2,930,000	8,282,228
Lifestyle International Holdings Ltd.(a)	3,134,000	1,640,086
Link REIT	10,563,200	93,584,022
Luk Fook Holdings International Ltd.	1,498,000	4,082,624
Man Wah Holdings Ltd.	8,883,200	13,748,007
MECOM Power and Construction Ltd.(b)	896,000	414,437
Melco International Development Ltd.(a)	4,678,000	6,075,820
Melco Resorts & Entertainment Ltd., ADR(a)	1,098,777	11,899,755
MGM China Holdings Ltd.(a)(b)	3,768,400	2,764,953
MTR Corp. Ltd.	7,841,000	42,773,536
New World Development Co. Ltd.	7,507,000	32,561,080
Security	Shares	Value

Hong Kong (continued)
Nissin Foods Co. Ltd.	55,000	$41,000
NWS Holdings Ltd.	7,897,166	7,842,168
Pacific Basin Shipping Ltd.	26,756,000	12,348,067
Pacific Textiles Holdings Ltd.	4,959,000	2,476,580
PCCW Ltd.	22,798,000	11,737,077
Perfect Medical Health Management Ltd.(b)	1,380,000	1,046,512
Power Assets Holdings Ltd.	7,208,500	44,053,316
Prosperity REIT	8,447,000	3,319,327
Realord Group Holdings Ltd.(a)	2,286,000	3,560,995
Sa Sa International Holdings Ltd.(a)(b)	8,762,000	1,914,484
Sands China Ltd.(a)	12,420,400	28,308,254
Shangri-La Asia Ltd.(a)	8,346,000	6,800,802
Shun Tak Holdings Ltd.(a)	9,966,000	2,724,414
Sino Land Co. Ltd.	15,772,000	20,730,477
SITC International Holdings Co. Ltd.	7,158,000	24,192,901
SJM Holdings Ltd.(a)(b)	10,822,000	8,048,533
SmarTone Telecommunications Holdings Ltd.	2,064,000	1,201,712
Sun Hung Kai Properties Ltd.	6,488,000	86,019,998
SUNeVision Holdings Ltd.	1,464,000	1,344,159
Sunlight REIT	2,409,000	1,393,291
Swire Pacific Ltd., Class A	2,618,500	16,461,431
Swire Properties Ltd.	5,834,800	15,642,901
Techtronic Industries Co. Ltd.	6,961,000	143,015,492
Television Broadcasts Ltd.(a)	1,524,000	1,185,082
Texhong Textile Group Ltd.	1,247,500	1,866,320
United Laboratories International Holdings Ltd. (The)	4,554,000	2,885,575
Value Partners Group Ltd.(b)	8,052,000	4,121,937
Vesync Co. Ltd.(b)	462,000	650,291
Vitasoy International Holdings Ltd.(b)	3,638,000	8,769,276
VPower Group International Holdings Ltd.(c)	312,000	60,952
VSTECS Holdings Ltd.	1,760,000	1,660,904
VTech Holdings Ltd.	881,800	6,790,267
WH Group Ltd.(c)	42,535,000	29,817,628
Wharf Real Estate Investment Co. Ltd.	8,567,000	48,388,625
Wynn Macau Ltd.(a)(b)	8,135,600	7,275,437
Xinyi Glass Holdings Ltd.	9,628,000	27,131,173
Yue Yuen Industrial Holdings Ltd.(a)	3,851,000	8,174,560
Zensun Enterprises Ltd.(b)	2,745,999	1,567,025
		2,780,037,092
Ireland — 0.7%
AIB Group PLC(a)	3,864,614	10,459,487
Bank of Ireland Group PLC(a)	4,597,440	27,387,807
C&C Group PLC(a)	2,174,071	7,712,046
Cairn Homes PLC(a)	3,573,695	4,639,480
CRH PLC	3,923,508	187,754,852
Dalata Hotel Group PLC(a)	1,154,384	4,937,531
Flutter Entertainment PLC, Class DI(a)	831,468	157,402,329
Glanbia PLC	950,223	15,518,180
Glenveagh Properties PLC(a)(c)	1,342,299	1,691,350
Grafton Group PLC	1,234,082	22,666,997
Greencore Group PLC(a)	2,797,656	4,946,725
Hibernia REIT PLC	3,555,439	5,178,710
Irish Residential Properties REIT PLC	1,482,522	2,793,486
Kerry Group PLC, Class A	793,325	106,473,406
Kingspan Group PLC	759,234	87,406,789
Origin Enterprises PLC	659,316	2,552,914
Smurfit Kappa Group PLC	1,210,488	63,449,657
Uniphar PLC(a)	381,331	1,944,010
		714,915,756

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 1.0%
AFI Properties Ltd.(a)(b)	67,860	$3,517,007
Airport City Ltd.(a)	476,039	9,087,665
Alony Hetz Properties & Investments Ltd.	915,469	14,988,518
Altshuler Shaham Provident Funds & Pension Ltd.	325,602	1,778,813
Amot Investments Ltd.	822,743	6,288,770
Arad Investment & Industrial Development Ltd.	15,795	1,789,106
Ashtrom Group Ltd.(b)	86,195	2,015,457
AudioCodes Ltd.(b)	122,884	4,278,049
Azrieli Group Ltd.	220,521	20,623,861
Bank Hapoalim BM.	5,688,587	56,026,668
Bank Leumi Le-Israel BM	7,640,655	73,001,612
Bezeq The Israeli Telecommunication Corp. Ltd.(a)(b)	10,918,582	13,695,846
Big Shopping Centers Ltd.	20,869	3,129,984
Caesarstone Ltd.	198,234	2,473,960
Camtek Ltd./Israel(a)(b)	126,453	5,079,174
Cellcom Israel Ltd.(a)(b)	505,396	1,912,422
Check Point Software Technologies Ltd.(a)(b)	558,703	66,820,879
Clal Insurance Enterprises Holdings Ltd.(a)	331,413	8,188,544
Cognyte Software Ltd.(a)(b)	321,118	6,393,459
Compugen Ltd.(a)(b)	439,142	2,850,032
CyberArk Software Ltd.(a)(b)	203,751	36,697,593
Danel Adir Yeoshua Ltd.	26,530	5,611,771
Delek Automotive Systems Ltd.(b)	251,530	3,293,281
Delek Group Ltd.(a)(b)	39,330	3,275,599
Delta-Galil Industries Ltd.	1,363	69,992
Doral Group Renewable Energy Resources Ltd.(a)(b)	309,208	1,500,639
Elbit Systems Ltd.	133,657	21,068,555
Elco Ltd.	9,247	599,144
Electra Consumer Products 1970 Ltd.(b)	55,206	2,594,096
Electra Ltd./Israel	8,990	5,923,906
Electreon Wireless Ltd.(a)(b)	23,884	1,274,830
Energix-Renewable Energies Ltd.	1,006,013	4,734,882
Enlight Renewable Energy Ltd.(a)	4,516,215	11,133,942
Fattal Holdings 1998 Ltd.(a)	22,716	2,441,207
FIBI Holdings Ltd.	3,989	175,425
First International Bank Of Israel Ltd. (The)(b)	442,401	17,741,641
Fiverr International Ltd.(a)(b)	134,650	22,937,627
Formula Systems 1985 Ltd.(b)	36,656	3,948,337
Fox Wizel Ltd.	39,489	5,446,481
Gav-Yam Lands Corp. Ltd.	641,024	7,629,384
Gazit-Globe Ltd.	663,831	5,379,886
Gilat Satellite Networks Ltd.	23,672	195,922
Harel Insurance Investments & Financial
Services Ltd.	940,025	10,509,704
Hilan Ltd.(b)	19,000	1,053,216
ICL Group Ltd.	3,600,984	30,860,414
Inmode Ltd.(a)(b)	250,173	23,701,390
Isracard Ltd.	405,561	1,630,180
Israel Canada T.R Ltd.(b)	558,490	2,695,432
Israel Corp. Ltd. (The)(a)(b)	27,633	10,195,965
Israel Discount Bank Ltd., Class A(a)	6,437,969	38,899,676
Isras Investment Co. Ltd.	7,739	1,728,965
Ituran Location and Control Ltd.	162,676	4,231,203
Kornit Digital Ltd.(a)(b)	230,375	38,537,130
Magic Software Enterprises Ltd.(b)	128,183	2,724,111
Matrix IT Ltd.	165,011	4,480,264
Maytronics Ltd.(b)	116,834	2,761,748
Mega Or Holdings Ltd.	89,442	3,543,037
Melisron Ltd.(a)(b)	138,072	11,685,166
Menora Mivtachim Holdings Ltd.	12,223	282,772
Security	Shares	Value

Israel (continued)
Migdal Insurance & Financial Holdings Ltd.	3,258,075	$5,544,561
Mivne Real Estate KD Ltd.	3,076,468	11,216,468
Mizrahi Tefahot Bank Ltd.	772,297	28,100,022
Nano Dimension Ltd., ADR(a)(b)	1,232,068	7,244,560
Nano-X Imaging Ltd.(a)(b)	169,531	3,839,877
NEOGAMES SA(a)	33,629	1,249,317
Nice Ltd.(a)	323,408	91,427,193
Nova Ltd.(a)	115,035	12,283,854
Oil Refineries Ltd.(a)(b)	12,654,157	3,423,994
One Software Technologies Ltd.	184,611	3,158,761
OPC Energy Ltd.(a)(b)	253,263	2,649,449
Partner Communications Co. Ltd.(a)(b)	740,266	3,743,151
Paz Oil Co. Ltd.(a)	62,742	7,996,707
Phoenix Holdings Ltd. (The)	639,156	8,078,884
Property & Building Corp. Ltd.(a)	5,766	818,918
Radware Ltd.(a)	304,477	10,787,620
Rami Levy Chain Stores Hashikma Marketing 2006
Ltd.	71,263	5,365,263
REIT 1 Ltd.	828,038	5,177,661
Sapiens International Corp. NV(b)	120,149	4,156,713
Shapir Engineering and Industry Ltd.	660,100	5,403,357
Shikun & Binui Ltd.(a)(b)	1,535,404	9,132,177
Shufersal Ltd.	1,397,561	11,574,655
Strauss Group Ltd.(b)	322,640	9,483,338
Summit Real Estate Holdings Ltd.(a)	76,485	1,389,485
Tadiran Group Ltd.	15,826	2,063,545
Taro Pharmaceutical Industries Ltd.(a)(b)	47,087	2,616,625
Teva Pharmaceutical Industries Ltd., ADR(a)	5,466,406	47,776,388
Tower Semiconductor Ltd.(a)(b)	556,754	18,229,172
Tremor International Ltd.(a)	501,035	4,662,704
UroGen Pharma Ltd.(a)(b)	30,977	532,804
Wix.com Ltd.(a)(b)	280,708	52,200,460
YH Dimri Construction & Development Ltd.	782	56,139
		1,038,518,161
Italy — 2.2%
A2A SpA	7,627,270	16,050,426
ACEA SpA	312,802	6,783,599
Amplifon SpA	618,741	31,486,644
Anima Holding SpA(c)	1,887,260	10,027,845
Assicurazioni Generali SpA	5,455,756	118,800,132
Atlantia SpA(a)	2,483,687	48,005,638
Autogrill SpA(a)	1,119,351	8,787,472
Azimut Holding SpA	589,183	16,967,469
Banca Generali SpA(a)	379,873	17,871,009
Banca IFIS SpA	154,755	2,861,672
Banca Mediolanum SpA	1,137,432	11,462,025
Banca Monte dei Paschi di Siena SpA(a)(b)	714,944	854,322
Banca Popolare di Sondrio SCPA	2,632,654	11,440,242
Banco BPM SpA	7,042,178	21,899,702
BFF Bank SpA(c)	768,731	6,883,243
Biesse SpA(a)	25,022	774,527
BPER Banca	5,760,919	12,631,198
Brembo SpA	909,377	11,944,337
Brunello Cucinelli SpA(a)	185,892	11,278,098
Buzzi Unicem SpA	530,339	12,369,319
Carel Industries SpA(c)	91,537	2,641,485
Cerved Group SpA(a)(b)	217,551	2,611,682
CIR SpA-Compagnie Industriali(a)(b)	3,524,649	1,941,936
CNH Industrial NV	5,059,926	87,160,058
Credito Emiliano SpA	528,773	4,011,800

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Danieli & C Officine Meccaniche SpA(b)	95,552	$3,216,581
De’ Longhi SpA	363,452	14,218,212
DiaSorin SpA	127,662	28,859,776
doValue SpA(c)	83,697	802,580
El.En. SpA	85,223	1,704,358
Enav SpA(a)(c)	1,381,805	6,063,680
Enel SpA	40,432,404	338,491,283
Eni SpA	12,688,225	181,853,225
ERG SpA	345,514	12,481,318
Esprinet SpA	152,009	1,974,537
Falck Renewables SpA	617,094	6,223,664
Ferrari NV	629,035	149,261,742
Fincantieri SpA(a)(b)	1,234,913	971,080
FinecoBank Banca Fineco SpA(a)	2,986,539	57,036,297
Gruppo MutuiOnline SpA	52,558	2,566,564
GVS SpA(c)	345,388	5,132,452
Hera SpA	4,098,714	16,768,826
Illimity Bank SpA(a)	92,696	1,463,119
Infrastrutture Wireless Italiane SpA(c)	1,701,383	18,797,055
Interpump Group SpA	378,806	27,903,626
Intesa Sanpaolo SpA	81,948,241	232,911,321
Iren SpA	3,590,711	11,158,798
Italgas SpA	2,551,612	16,211,623
Juventus Football Club SpA(a)(b)	3,078,406	2,489,167
Leonardo SpA(a)	1,920,178	14,089,441
Maire Tecnimont SpA(b)	1,130,101	4,869,673
MARR SpA	235,569	5,550,649
Mediobanca Banca di Credito Finanziario SpA(a)	3,153,923	37,634,890
Moncler SpA	1,028,833	74,039,335
Nexi SpA(a)(c)	2,206,246	38,360,336
Piaggio & C SpA	1,468,156	4,921,756
Pirelli & C SpA(c)	1,733,118	10,659,269
Poste Italiane SpA(c)	2,640,657	37,713,409
Prysmian SpA	1,260,914	47,673,970
RAI Way SpA(c)	211,601	1,281,760
Recordati Industria Chimica e Farmaceutica SpA	542,593	33,997,212
Reply SpA	134,670	26,139,893
Saipem SpA(a)(b)	3,024,513	6,626,631
Salcef SpA	24,647	569,643
Salvatore Ferragamo SpA(a)(b)	334,423	7,115,892
Sanlorenzo SpA/Ameglia	2,404	100,955
Saras SpA(a)(b)	3,357,171	2,492,361
Sesa SpA	19,059	3,739,157
Snam SpA	10,185,226	57,686,971
Societa Cattolica Di Assicurazione SPA(a)	664,729	5,056,247
Tamburi Investment Partners SpA	239,196	2,700,186
Technogym SpA(b)(c)	644,614	6,775,332
Telecom Italia SpA/Milano	48,842,887	17,424,683
Tenaris SA	2,406,000	26,793,903
Terna - Rete Elettrica Nazionale	7,003,493	52,181,582
Tinexta SpA	53,701	2,380,459
Tod’s SpA(a)(b)	59,660	3,290,735
UniCredit SpA	10,598,522	140,106,525
Unipol Gruppo SpA	2,263,626	13,000,884
Webuild SpA(b)	2,001,462	4,954,875
		2,306,035,378
Japan — 23.5%
77 Bank Ltd. (The)	431,000	4,396,863
ABC-Mart Inc.	156,500	7,522,009
Acom Co. Ltd.	2,411,800	8,043,659
Security	Shares	Value

Japan (continued)
Activia Properties Inc.	2,916	$11,954,644
Adastria Co. Ltd.	142,600	2,645,259
Adeka Corp.	558,100	12,415,132
Advance Residence Investment Corp.	6,162	20,220,118
Advantest Corp.	1,025,100	84,045,819
Aeon Co. Ltd.	3,312,000	76,191,348
Aeon Delight Co. Ltd.	110,300	3,387,523
AEON Financial Service Co. Ltd.	652,500	8,290,093
Aeon Mall Co. Ltd.	519,500	7,610,521
AEON REIT Investment Corp.	8,858	11,974,619
AGC Inc.	926,800	46,150,524
Ai Holdings Corp.	189,100	3,569,114
AI inside Inc.(a)(b)	3,600	225,841
Aica Kogyo Co. Ltd.	244,300	7,487,987
Aichi Steel Corp.	40,700	948,177
Aida Engineering Ltd.	416,800	3,783,681
Aiful Corp.	2,063,000	6,872,968
Ain Holdings Inc.	121,900	7,195,081
Air Water Inc.	904,000	13,831,278
Aisin Corp.	726,800	26,595,621
Ajinomoto Co. Inc.	2,324,300	69,591,111
Akatsuki Inc.	5,300	144,594
Alfresa Holdings Corp.	923,900	13,024,193
Alpen Co. Ltd.	14,200	346,373
Alps Alpine Co. Ltd.	1,085,476	10,606,249
Amada Co. Ltd.	1,716,800	16,961,069
Amano Corp.	408,000	10,096,233
ANA Holdings Inc.(a)	759,800	17,704,125
AnGes Inc.(a)(b)	731,200	3,470,858
Anicom Holdings Inc.	368,300	2,871,452
Anritsu Corp.(b)	715,200	11,859,763
AOKI Holdings Inc.	159,600	974,430
Aozora Bank Ltd.	591,000	13,519,110
Arata Corp.	5,500	194,692
Arcland Sakamoto Co. Ltd.	73,600	1,100,900
Arcs Co. Ltd.	202,300	3,887,655
Argo Graphics Inc.	3,500	97,462
Ariake Japan Co. Ltd.	84,800	5,521,152
ARTERIA Networks Corp.	14,900	210,241
Aruhi Corp.	126,900	1,471,234
As One Corp.	67,700	9,280,488
Asahi Group Holdings Ltd.	2,267,600	102,904,238
Asahi Holdings Inc.	421,600	7,524,770
Asahi Intecc Co. Ltd.	1,050,400	27,687,873
Asahi Kasei Corp.	6,318,100	66,373,844
Asics Corp.	787,300	19,620,639
ASKUL Corp.	243,400	3,306,037
Astellas Pharma Inc.	9,340,800	157,474,383
Atom Corp.(b)	744,000	5,018,754
Autobacs Seven Co. Ltd.	519,300	6,716,342
Avex Inc.	200,100	2,732,127
Awa Bank Ltd. (The)	165,500	3,082,831
Axial Retailing Inc.	19,600	623,393
Azbil Corp.	652,600	27,822,171
Bandai Namco Holdings Inc.	1,042,800	79,689,256
Bank of Kyoto Ltd. (The)	270,200	12,151,761
Bank of Nagoya Ltd. (The)	33,600	714,741
BASE Inc.(a)(b)	424,400	3,468,019
BayCurrent Consulting Inc.	65,400	27,142,297
Belc Co. Ltd.	40,500	1,999,343

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Bell System24 Holdings Inc.	45,200	$580,709
Belluna Co. Ltd.	113,200	794,908
Benefit One Inc.	423,800	21,387,728
Benesse Holdings Inc.	415,400	9,503,594
BeNext-Yumeshin Group Co.	224,300	2,924,190
Bengo4.com Inc.(a)(b)	38,300	2,303,209
Bic Camera Inc.	634,000	5,467,957
BML Inc.	129,100	4,537,843
Bridgestone Corp.	2,845,300	125,874,043
Broadleaf Co. Ltd.	724,400	3,477,273
Brother Industries Ltd.	1,196,500	23,133,052
Bunka Shutter Co. Ltd.	28,700	279,758
Bushiroad Inc.(a)	58,200	811,776
Calbee Inc.	459,900	11,849,542
Canon Electronics Inc.	95,000	1,307,640
Canon Inc.	5,038,100	114,563,214
Canon Marketing Japan Inc.	226,100	4,479,115
Capcom Co. Ltd.	924,400	24,880,603
Casio Computer Co. Ltd.	917,400	12,982,223
Cawachi Ltd.	96,800	1,888,143
CellSource Co. Ltd.(a)(b)	25,500	1,444,871
Central Glass Co. Ltd.	184,700	3,439,413
Central Japan Railway Co.	717,300	106,404,681
Change Inc.(a)(b)	160,900	2,899,479
Chiba Bank Ltd. (The)	3,149,100	19,518,790
Chiyoda Corp.(a)(b)	696,300	2,545,316
Chofu Seisakusho Co. Ltd.	31,300	565,550
Chubu Electric Power Co. Inc.	3,224,900	33,381,355
Chudenko Corp.	14,400	281,960
Chugai Pharmaceutical Co. Ltd.	3,347,200	125,149,673
Chugoku Bank Ltd. (The)	914,700	6,635,381
Chugoku Electric Power Co. Inc. (The)	1,443,200	11,971,114
Chugoku Marine Paints Ltd.	6,900	53,411
Citizen Watch Co. Ltd.	1,666,900	7,269,450
CKD Corp.	366,700	7,269,886
Coca-Cola Bottlers Japan Holdings Inc.	620,450	8,538,364
COLOPL Inc.(a)	408,000	2,947,675
Colowide Co. Ltd.	402,400	5,817,263
Comforia Residential REIT Inc.	4,499	13,105,225
COMSYS Holdings Corp.	592,600	14,673,382
Comture Corp.	63,600	1,724,708
Concordia Financial Group Ltd.	5,493,100	21,833,266
Cosmo Energy Holdings Co. Ltd.	392,200	8,017,598
Cosmos Pharmaceutical Corp.	92,400	14,120,304
CRE Logistics REIT Inc.	1,842	3,583,686
Create Restaurants Holdings Inc.	475,900	3,271,870
Create SD Holdings Co. Ltd.	148,100	4,552,903
Credit Saison Co. Ltd.	755,700	9,264,668
Curves Holdings Co. Ltd.	74,900	583,551
CyberAgent Inc.	2,055,000	34,432,637
CYBERDYNE Inc.(a)(b)	558,200	1,949,468
Cybozu Inc.	104,300	2,474,605
Dai Nippon Printing Co. Ltd.	1,219,500	30,213,192
Daibiru Corp.	198,200	2,758,101
Daicel Corp.	1,299,200	9,727,457
Daido Steel Co. Ltd.	118,100	4,524,743
Daifuku Co. Ltd.	530,200	48,809,888
Daihen Corp.	106,900	4,462,154
Daiho Corp.	47,900	1,613,549
Dai-ichi Life Holdings Inc.	5,137,900	108,093,975
Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	8,788,000	$221,742,041
Daiichikosho Co. Ltd.	185,900	6,749,923
Daikin Industries Ltd.	1,246,800	273,067,588
Daikokutenbussan Co. Ltd.	7,500	427,246
Daikyonishikawa Corp.	190,800	1,146,579
Daio Paper Corp.	453,300	7,976,516
Daiseki Co. Ltd.	238,320	11,124,004
Daishi Hokuetsu Financial Group Inc.	181,500	4,064,771
Daito Trust Construction Co. Ltd.	315,100	39,067,380
Daiwa House Industry Co. Ltd.	2,812,700	92,791,458
Daiwa House REIT Investment Corp.	10,711	30,736,635
Daiwa Office Investment Corp.	1,501	9,688,799
Daiwa Securities Group Inc.	7,784,800	43,736,177
Daiwa Securities Living Investments Corp.	11,359	11,475,045
Daiwabo Holdings Co. Ltd.	502,900	8,853,538
DCM Holdings Co. Ltd.	703,300	6,857,254
Demae-Can Co. Ltd.(a)(b)	241,200	2,869,413
DeNA Co. Ltd.	537,200	9,923,253
Denka Co. Ltd.	470,300	15,397,218
Denso Corp.	2,155,400	156,256,049
Dentsu Group Inc.	1,111,300	40,611,001
Descente Ltd.(a)	158,000	5,988,997
Dexerials Corp.	166,500	3,368,168
DIC Corp.	460,300	12,187,255
Digital Arts Inc.	52,100	4,254,041
Digital Garage Inc.	194,300	9,076,527
Digital Holdings Inc.	17,700	271,435
Dip Corp.	177,800	6,379,337
Direct Marketing MiX Inc.	4,500	172,603
Disco Corp.	134,100	36,153,040
DMG Mori Co. Ltd.	682,300	11,749,759
Doshisha Co. Ltd.	83,500	1,308,326
Doutor Nichires Holdings Co. Ltd.	188,900	2,709,641
Dowa Holdings Co.Ltd.	220,800	9,221,471
DTS Corp.	222,700	4,941,421
Duskin Co. Ltd.	229,100	5,518,981
DyDo Group Holdings Inc.	17,000	809,990
Earth Corp.	75,400	4,626,955
East Japan Railway Co.	1,500,600	93,467,069
Ebara Corp.	512,500	27,965,513
EDION Corp.	536,700	5,093,646
Edulab Inc.(a)	1,600	22,604
eGuarantee Inc.	104,600	2,329,354
Eiken Chemical Co. Ltd.	83,100	1,396,916
Eisai Co. Ltd.	1,192,300	84,481,772
Eizo Corp.	100,300	3,835,859
Elan Corp.	59,900	647,440
Elecom Co. Ltd.	183,700	2,809,797
Electric Power Development Co. Ltd.	724,200	9,573,627
en Japan Inc.	158,000	6,274,480
ENEOS Holdings Inc.	15,743,450	63,481,519
Enigmo Inc.	23,100	219,387
Enplas Corp.	55,700	1,477,124
eRex Co. Ltd.	139,200	3,187,551
Espec Corp.	2,500	50,712
Euglena Co. Ltd.(a)(b)	611,300	4,333,495
Exedy Corp.	154,900	2,307,355
Exeo Group Inc.	537,600	12,426,133
Ezaki Glico Co. Ltd.	214,400	7,781,316
Fancl Corp.	444,700	13,482,400

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fanuc Corp.	945,700	$186,890,264
Fast Retailing Co. Ltd.	287,400	190,781,160
FCC Co. Ltd.	196,200	2,716,350
Ferrotec Holdings Corp.	169,800	5,695,860
Financial Products Group Co. Ltd.	129,300	748,391
Food & Life Companies Ltd.	547,600	23,734,853
FP Corp.	220,600	7,490,913
Freee KK(a)(b)	162,300	11,649,219
Frontier Real Estate Investment Corp.	2,104	9,308,392
Fuji Co. Ltd./Ehime	91,800	1,617,794
Fuji Corp./Aichi.	441,100	10,289,124
Fuji Electric Co. Ltd.	598,600	29,270,107
Fuji Kyuko Co. Ltd.	110,000	4,431,557
Fuji Media Holdings Inc.	208,600	2,162,241
Fuji Oil Holdings Inc.	245,000	5,749,646
Fuji Seal International Inc.	216,600	4,763,359
Fuji Soft Inc.	133,300	6,788,107
Fujibo Holdings Inc.	1,700	61,657
FUJIFILM Holdings Corp.	1,805,200	139,501,116
Fujikura Ltd.(a)	1,412,900	7,620,967
Fujimi Inc.	110,900	6,973,975
Fujimori Kogyo Co. Ltd.	6,400	263,152
Fujitec Co. Ltd.	411,100	9,338,378
Fujitsu General Ltd.	407,600	9,995,189
Fujitsu Ltd.	971,800	167,955,860
Fujiya Co. Ltd.	73,900	1,529,500
Fukuoka Financial Group Inc.	835,080	15,002,482
Fukuoka REIT Corp.	4,888	7,254,836
Fukushima Galilei Co. Ltd.	3,400	135,170
Fukuyama Transporting Co. Ltd.	133,700	5,325,932
Fullcast Holdings Co. Ltd.	19,500	455,169
Funai Soken Holdings Inc.	126,600	3,517,148
Furukawa Co. Ltd.	180,500	1,997,402
Furukawa Electric Co. Ltd.	407,800	8,923,106
Fuso Chemical Co. Ltd.	56,200	2,587,485
Future Corp.	36,500	1,067,523
Fuyo General Lease Co. Ltd.	83,600	5,433,282
G-7 Holdings Inc.	21,100	386,054
GA Technologies Co. Ltd./Japan(a)(b)	76,700	796,613
Gakken Holdings Co. Ltd.	27,700	271,157
Genky DrugStores Co. Ltd.	9,500	458,153
Geo Holdings Corp.	6,500	69,056
giftee Inc.(a)(b)	59,800	2,021,497
Giken Ltd.	68,400	2,610,004
Global One Real Estate Investment Corp.	6,414	6,606,298
Glory Ltd.	237,600	5,114,400
GLP J-REIT.	20,972	34,206,579
GMO Financial Gate Inc.	4,700	1,220,625
GMO Financial Holdings Inc.	38,600	295,659
GMO GlobalSign Holdings KK(b)	21,300	877,199
GMO internet Inc.	437,800	12,089,491
GMO Payment Gateway Inc.	197,200	24,984,495
GNI Group Ltd.(a)(b)	216,900	3,039,204
Goldcrest Co. Ltd.	79,000	1,131,911
Goldwin Inc.	107,300	6,492,646
Grace Technology Inc.(b)	111,900	1,024,178
Gree Inc.	823,600	6,946,123
GS Yuasa Corp.	436,000	9,491,562
GungHo Online Entertainment Inc.	217,530	4,081,052
Gunma Bank Ltd. (The)	2,324,000	7,174,857
Security	Shares	Value

Japan (continued)
Gunze Ltd.	78,800	$3,037,124
H.U. Group Holdings Inc.	246,100	6,069,136
H2O Retailing Corp.	579,200	4,625,593
Hachijuni Bank Ltd. (The)	2,342,300	7,828,411
Hakuhodo DY Holdings Inc.	1,193,100	19,451,822
Hamamatsu Photonics KK	710,700	42,181,743
Hankyu Hanshin Holdings Inc.	1,137,700	35,275,022
Hankyu Hanshin REIT Inc.	4,310	6,356,578
Hanwa Co. Ltd.	173,400	5,208,682
Harmonic Drive Systems Inc.	189,400	8,585,826
Haseko Corp.	1,317,400	17,153,919
Hazama Ando Corp.	1,196,900	8,105,052
Healios KK(a)	34,900	527,438
Heiwa Corp.	387,200	6,904,180
Heiwa Real Estate Co. Ltd.	175,400	5,537,552
Heiwa Real Estate REIT Inc.	5,511	7,694,224
Heiwado Co. Ltd.	187,300	3,242,195
Hennge KK(a)(b)	32,900	1,627,035
Hibiya Engineering Ltd.	32,300	542,982
Hiday Hidaka Corp.	9,000	128,546
Hikari Tsushin Inc.	92,400	14,243,835
Hino Motors Ltd.	1,414,100	13,376,934
Hioki E.E. Corp.	15,100	1,054,673
Hirata Corp.	48,700	2,969,313
Hirogin Holdings Inc.	1,741,900	9,596,552
Hirose Electric Co. Ltd.	136,245	22,784,360
HIS Co. Ltd.(a)(b)	181,000	4,070,127
Hisamitsu Pharmaceutical Co. Inc.	240,500	8,205,036
Hitachi Construction Machinery Co. Ltd.	545,000	17,388,741
Hitachi Ltd.	4,824,800	278,026,876
Hitachi Metals Ltd.(a)	1,113,600	21,081,176
Hitachi Transport System Ltd.	151,700	5,976,399
Hitachi Zosen Corp.	1,041,000	8,162,403
Hogy Medical Co. Ltd.	127,600	3,498,388
Hokkaido Electric Power Co. Inc.	990,600	4,116,794
Hokkoku Financial Holdings Inc.	94,000	1,638,325
Hokuetsu Corp.	823,000	5,437,974
Hokuhoku Financial Group Inc.	782,800	5,599,951
Hokuriku Electric Power Co.	891,100	4,243,211
Hokuto Corp.	125,500	2,167,278
Honda Motor Co. Ltd.	8,129,700	240,459,150
Horiba Ltd.	158,400	10,384,879
Hoshino Resorts REIT Inc.	1,618	10,564,818
Hoshizaki Corp.	246,100	20,694,777
Hosiden Corp.	411,600	4,339,702
Hosokawa Micron Corp.	1,800	49,799
House Foods Group Inc.	400,200	11,482,462
Hoya Corp.	1,857,800	273,483,892
Hulic Co. Ltd.	1,899,100	18,260,785
Hulic Reit Inc.	7,352	11,138,182
Hyakugo Bank Ltd. (The)	1,275,400	3,697,122
Hyakujushi Bank Ltd. (The)	78,100	1,010,538
Ibiden Co. Ltd.	552,200	33,179,445
Ichibanya Co. Ltd.	85,700	3,464,763
Ichigo Inc.	1,737,000	5,199,824
Ichigo Office REIT Investment Corp.	8,470	6,416,090
Idec Corp./Japan	151,300	3,206,509
Idemitsu Kosan Co. Ltd.	1,036,828	28,318,155
IDOM Inc.	125,700	860,944
IHI Corp.	673,400	15,729,148

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iida Group Holdings Co. Ltd.	720,500	$17,763,565
Iino Kaiun Kaisha Ltd.	708,300	3,416,057
Inaba Denki Sangyo Co. Ltd.	226,200	5,425,991
Inabata & Co. Ltd.	137,000	2,028,110
Inageya Co. Ltd.	105,000	1,269,067
Industrial & Infrastructure Fund Investment Corp.	9,074	16,637,605
Infocom Corp.	103,000	1,977,635
Infomart Corp.	1,149,200	11,214,294
Information Services International-Dentsu Ltd.	79,700	2,788,498
INFRONEER Holdings Inc.	1,276,156	10,569,785
Inpex Corp.	5,158,200	43,015,878
Insource Co. Ltd.	65,000	1,301,408
Internet Initiative Japan Inc.	266,600	9,327,879
Invesco Office J-Reit Inc.	3,877	771,548
Invincible Investment Corp.	34,615	13,684,990
IR Japan Holdings Ltd.	43,600	4,020,817
Iriso Electronics Co. Ltd.	103,900	4,773,222
Isetan Mitsukoshi Holdings Ltd.	1,711,100	12,509,762
Isuzu Motors Ltd.	2,868,400	38,588,008
Ito En Ltd.	251,800	16,771,316
Itochu Advance Logistics Investment Corp.	1,505	2,143,252
Itochu Corp.	5,967,200	170,189,720
Itochu Enex Co. Ltd.	221,400	1,953,504
Itochu Techno-Solutions Corp.	534,600	16,887,618
Itoham Yonekyu Holdings Inc.	884,600	5,393,908
Iwatani Corp.	224,200	13,242,463
Iyo Bank Ltd. (The)	1,453,400	7,110,788
Izumi Co. Ltd.	157,400	4,772,167
J Front Retailing Co. Ltd.	1,216,100	11,271,924
JAC Recruitment Co. Ltd.	15,300	300,193
Jaccs Co. Ltd.	129,300	3,448,480
JAFCO Group Co. Ltd.	150,500	9,535,253
Japan Airlines Co. Ltd.(a)	684,700	14,735,705
Japan Airport Terminal Co. Ltd.(a)	286,000	14,187,752
Japan Aviation Electronics Industry Ltd.	228,800	3,793,685
Japan Display Inc.(a)	110,700	33,136
Japan Elevator Service Holdings Co. Ltd.	250,300	5,424,204
Japan Excellent Inc.	7,404	8,939,793
Japan Exchange Group Inc.	2,549,800	60,374,309
Japan Hotel REIT Investment Corp.	24,265	14,653,841
Japan Investment Adviser Co. Ltd.	14,100	154,190
Japan Lifeline Co. Ltd.	414,800	4,466,618
Japan Logistics Fund Inc.	5,149	15,382,623
Japan Material Co. Ltd.	240,800	3,348,608
Japan Metropolitan Fund Invest	36,949	33,938,359
Japan Petroleum Exploration Co. Ltd.	172,500	3,139,102
Japan Post Bank Co. Ltd.	1,971,700	15,383,234
Japan Post Holdings Co. Ltd.	12,252,800	94,149,303
Japan Post Insurance Co. Ltd.	1,094,100	17,751,425
Japan Prime Realty Investment Corp.	4,476	16,417,558
Japan Real Estate Investment Corp.	6,234	38,209,639
Japan Securities Finance Co. Ltd.	813,200	6,207,967
Japan Steel Works Ltd. (The)	404,800	11,891,915
Japan Tobacco Inc.	6,003,400	117,853,775
Japan Wool Textile Co. Ltd. (The)	37,200	297,093
JCR Pharmaceuticals Co. Ltd.	307,700	7,551,847
JCU Corp.	70,200	2,819,547
Jeol Ltd.	176,500	13,376,631
JFE Holdings Inc.	2,458,700	37,570,018
JGC Holdings Corp.	1,098,900	10,326,702
Security	Shares	Value

Japan (continued)
JIG-SAW Inc.(a)(b)	12,300	$846,316
JINS Holdings Inc.	68,800	4,349,967
JM Holdings Co. Ltd.	10,400	170,710
JMDC Inc.(a)	123,400	9,277,215
J-Oil Mills Inc.	71,200	1,147,610
Joshin Denki Co. Ltd.	18,900	393,392
Joyful Honda Co. Ltd.	256,200	3,523,554
JSP Corp.	58,100	781,821
JSR Corp.	966,800	35,065,398
J-Stream Inc.(b)	6,800	60,086
JTEKT Corp.	1,103,700	9,769,525
JTOWER Inc.(a)(b)	43,800	4,161,278
Juroku Financial Group Inc.	128,600	2,335,640
Justsystems Corp.	152,100	7,861,487
Kadokawa Corp.	293,800	15,512,810
Kaga Electronics Co. Ltd.	11,500	316,101
Kagome Co. Ltd.	508,700	12,908,662
Kajima Corp.	2,200,900	27,099,138
Kakaku.com Inc.	702,400	23,309,088
Kaken Pharmaceutical Co. Ltd.	168,500	6,646,282
Kamakura Shinsho Ltd.	30,000	242,388
Kameda Seika Co. Ltd.	20,100	786,123
Kamigumi Co. Ltd.	595,600	11,992,377
Kanamoto Co. Ltd.	154,900	3,318,079
Kandenko Co. Ltd.	592,100	4,589,856
Kaneka Corp.	228,800	8,774,234
Kanematsu Corp.	523,200	6,076,019
Kanematsu Electronics Ltd.	4,500	146,976
Kansai Electric Power Co. Inc. (The)	3,542,100	32,612,500
Kansai Paint Co. Ltd.	844,400	19,552,913
Kanto Denka Kogyo Co. Ltd.	437,900	4,027,897
Kao Corp.	2,435,100	137,748,809
Kappa Create Co. Ltd.(a)(b)	138,300	1,680,774
Katakura Industries Co. Ltd.	4,400	66,889
Katitas Co. Ltd.	219,400	8,011,117
Kato Sangyo Co. Ltd.	107,100	3,019,646
Kawasaki Heavy Industries Ltd.	689,800	13,997,722
Kawasaki Kisen Kaisha Ltd.(a)	254,500	12,267,000
KDDI Corp.	8,057,000	246,382,921
KeePer Technical Laboratory Co. Ltd.	37,800	1,090,037
Keihan Holdings Co. Ltd.	490,200	12,895,491
Keihanshin Building Co. Ltd.	80,600	1,006,929
Keikyu Corp.	1,113,700	12,569,679
Keio Corp.	537,400	27,126,718
Keisei Electric Railway Co. Ltd.	690,600	22,224,063
Keiyo Bank Ltd. (The)	560,200	2,181,978
Keiyo Co. Ltd.	19,200	139,832
Kenedix Office Investment Corp.	1,817	11,504,766
Kenedix Residential Next Investment Corp.	5,842	11,235,503
Kenedix Retail REIT Corp.	4,320	11,022,689
Kewpie Corp.	562,500	12,338,072
KEY Coffee Inc.	84,100	1,645,405
Keyence Corp.	968,400	584,540,501
KFC Holdings Japan Ltd.	64,900	1,645,677
KH Neochem Co. Ltd.	165,600	4,256,054
Kikkoman Corp.	730,400	59,739,462
Kinden Corp.	745,900	12,240,679
Kintetsu Group Holdings Co. Ltd.(a)	830,800	26,151,926
Kintetsu World Express Inc.	182,300	4,378,232
Kirin Holdings Co. Ltd.	4,148,000	72,199,433

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kisoji Co. Ltd.	129,000	$2,422,668
Kissei Pharmaceutical Co. Ltd.	149,900	2,998,494
Kitanotatsujin Corp.	92,300	336,255
Kitz Corp.	461,000	3,084,001
Kiyo Bank Ltd. (The)	384,000	5,042,721
Koa Corp.	171,400	2,317,032
Kobayashi Pharmaceutical Co. Ltd.	250,200	20,032,516
Kobe Bussan Co. Ltd.	683,200	23,533,969
Kobe Steel Ltd.	1,779,400	10,454,669
Koei Tecmo Holdings Co. Ltd.	384,866	17,914,827
Kohnan Shoji Co.Ltd.	160,100	5,006,861
Koito Manufacturing Co. Ltd.	539,600	30,615,914
Kojima Co. Ltd.	127,500	656,579
Kokuyo Co. Ltd.	544,100	8,280,583
Komatsu Ltd.	4,426,200	115,927,930
KOMEDA Holdings Co. Ltd.	217,700	3,948,493
Komeri Co. Ltd.	145,500	3,360,072
Komori Corp.	260,300	1,700,201
Konami Holdings Corp.	492,300	27,091,539
Konica Minolta Inc.	2,414,700	11,952,011
Konishi Co. Ltd.	96,500	1,500,962
Kose Corp.	159,300	18,498,842
Koshidaka Holdings Co. Ltd.	37,200	227,946
Kotobuki Spirits Co. Ltd.	108,700	7,267,834
K’s Holdings Corp.	939,500	9,698,188
Kubota Corp.	5,175,800	110,260,037
Kumagai Gumi Co. Ltd.	172,000	4,257,249
Kumiai Chemical Industry Co. Ltd.	557,527	4,157,431
Kura Sushi Inc.	71,800	2,323,139
Kuraray Co. Ltd.	1,496,400	13,541,002
Kureha Corp.	91,000	5,913,893
Kurita Water Industries Ltd.	535,800	26,463,983
Kusuri no Aoki Holdings Co. Ltd.	78,500	5,225,388
KYB Corp.	100,100	2,678,759
Kyocera Corp.	1,591,300	93,165,762
Kyoei Steel Ltd.	90,100	1,111,737
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,790,358
KYORIN Holdings Inc.	384,600	5,907,800
Kyoritsu Maintenance Co. Ltd.	149,500	5,601,969
Kyowa Kirin Co. Ltd.	1,357,700	44,652,100
Kyudenko Corp.	197,200	6,255,206
Kyushu Electric Power Co. Inc.	2,011,300	14,168,368
Kyushu Financial Group Inc.	2,043,000	6,879,940
Kyushu Railway Co.	647,100	14,485,050
LaSalle Logiport REIT	9,342	15,540,629
Lasertec Corp.	393,000	85,247,836
Lawson Inc.	233,300	11,282,294
Leopalace21 Corp.(a)	778,300	1,676,606
Life Corp.	71,400	2,343,659
Lifenet Insurance Co.(a)	222,700	2,218,450
Lifull Co. Ltd.(a)	499,100	1,566,267
Link And Motivation Inc.(b)	71,000	750,152
Lintec Corp.	234,200	5,228,153
Lion Corp.	1,151,500	19,177,525
Litalico Inc.	24,600	742,788
Lixil Corp.	1,282,000	32,934,414
M&A Capital Partners Co. Ltd.(a)	68,400	3,858,084
M3 Inc.	2,205,400	129,964,856
Mabuchi Motor Co. Ltd.	224,900	7,754,159
Macnica Fuji Electronics Holdings Inc.	236,000	5,548,278
Security	Shares	Value

Japan (continued)
Maeda Kosen Co. Ltd.	6,000	$174,030
Makino Milling Machine Co. Ltd.	125,600	4,518,847
Makita Corp.	1,133,900	52,626,482
Makuake Inc.(a)(b)	27,000	1,091,964
Mandom Corp.	215,800	3,137,044
Mani Inc.	458,300	7,812,404
Marubeni Corp.	7,878,400	66,850,739
Marudai Food Co. Ltd.	82,200	1,222,783
Maruha Nichiro Corp.	223,300	5,037,816
Marui Group Co. Ltd.	935,000	18,348,166
Maruichi Steel Tube Ltd.	268,000	6,089,425
Maruwa Co. Ltd./Aichi	50,500	5,660,392
Maruwa Unyu Kikan Co. Ltd.	174,800	2,448,002
Matsuda Sangyo Co. Ltd.	7,500	224,089
Matsui Securities Co. Ltd.	778,100	5,582,113
MatsukiyoCocokara & Co.	576,250	25,550,643
Matsuya Co. Ltd.(a)	184,900	1,765,827
Maxell Ltd.	390,700	4,701,394
Mazda Motor Corp.(a)	2,711,000	24,383,471
McDonald’s Holdings Co. Japan Ltd.(b)	412,800	18,448,677
MCJ Co. Ltd.	197,400	2,222,462
Mebuki Financial Group Inc.	5,449,410	11,157,751
Media Do Co. Ltd.	21,500	807,852
Medical Data Vision Co. Ltd.	116,400	1,501,642
Medipal Holdings Corp.	840,300	15,202,894
Medley Inc.(a)	100,200	2,954,652
MedPeer Inc.(a)	61,000	1,832,934
Megachips Corp.	92,600	2,927,796
Megmilk Snow Brand Co. Ltd.	242,900	4,700,088
Meidensha Corp.	189,100	3,980,426
MEIJI Holdings Co. Ltd.	623,400	39,341,988
Meiko Electronics Co. Ltd.	68,100	1,889,836
Meitec Corp.	139,600	8,396,594
Melco Holdings Inc.	39,400	1,628,289
Menicon Co. Ltd.	292,400	10,977,938
Mercari Inc.(a)	529,100	28,629,296
METAWATER Co. Ltd.	39,600	670,061
Micronics Japan Co. Ltd.	185,400	2,454,756
Milbon Co. Ltd.	130,000	7,783,621
Mimasu Semiconductor Industry Co. Ltd.	22,400	490,115
Minebea Mitsumi Inc.	1,899,059	48,078,528
Mirai Corp.	3,912	1,806,093
Mirait Holdings Corp.	539,500	10,376,049
Misumi Group Inc.	1,421,900	59,469,156
Mitani Sekisan Co. Ltd.	4,200	266,507
Mitsubishi Chemical Holdings Corp.	6,493,400	53,748,618
Mitsubishi Corp.	6,295,900	200,196,774
Mitsubishi Electric Corp.	9,113,000	122,382,423
Mitsubishi Estate Co. Ltd.	5,912,000	89,844,575
Mitsubishi Estate Logistics REIT Investment Corp.	1,667	7,208,375
Mitsubishi Gas Chemical Co. Inc.	820,000	16,503,511
Mitsubishi HC Capital Inc.	3,842,570	19,267,413
Mitsubishi Heavy Industries Ltd.	1,549,200	39,617,475
Mitsubishi Logisnext Co. Ltd.	16,700	153,578
Mitsubishi Logistics Corp.	398,900	11,139,456
Mitsubishi Materials Corp.	539,300	10,469,302
Mitsubishi Motors Corp.(a)	3,416,300	10,933,941
Mitsubishi Pencil Co. Ltd.	172,600	2,070,769
Mitsubishi Research Institute Inc.	6,300	235,303
Mitsubishi Shokuhin Co. Ltd.	37,800	973,062

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Financial Group Inc.	61,064,900	$334,849,043
Mitsui & Co. Ltd.	7,566,000	173,144,215
Mitsui Chemicals Inc.	853,900	25,389,716
Mitsui DM Sugar Holdings Co. Ltd.	110,800	1,968,933
Mitsui Fudosan Co. Ltd.	4,601,900	105,217,088
Mitsui Fudosan Logistics Park Inc.	2,400	12,760,693
Mitsui High-Tec Inc.	95,800	7,399,683
Mitsui Mining & Smelting Co. Ltd.	273,300	7,842,392
Mitsui OSK Lines Ltd.	555,000	34,993,567
Mitsui-Soko Holdings Co. Ltd.	114,900	2,304,585
Miura Co. Ltd.	483,000	18,578,801
Mixi Inc.	228,700	5,240,502
Mizuho Financial Group Inc.	12,017,570	158,607,511
Mizuho Leasing Co. Ltd.	140,800	4,350,258
Mochida Pharmaceutical Co. Ltd.	149,600	4,362,549
Modalis Therapeutics Corp.(a)(b)	43,100	402,603
Modec Inc.	106,200	1,826,650
Monex Group Inc.	896,400	5,837,292
Money Forward Inc.(a)(b)	203,100	13,801,227
Monogatari Corp. (The)	31,400	1,956,032
MonotaRO Co. Ltd.	1,310,600	29,870,883
Mori Hills REIT Investment Corp.	8,296	11,248,048
Mori Trust Hotel Reit Inc.	119	147,751
Mori Trust Sogo REIT Inc.	5,763	7,445,443
Morinaga & Co. Ltd./Japan	206,400	7,293,912
Morinaga Milk Industry Co. Ltd.	187,500	10,988,384
Morita Holdings Corp.	90,400	1,137,396
MOS Food Services Inc.	138,200	3,853,628
MS&AD Insurance Group Holdings Inc.	2,152,000	69,525,398
Murata Manufacturing Co. Ltd.	2,864,700	212,499,291
Musashi Seimitsu Industry Co. Ltd.	250,900	4,722,215
Musashino Bank Ltd. (The)	107,600	1,690,156
Nabtesco Corp.	580,400	18,836,057
Nachi-Fujikoshi Corp.	97,200	3,681,954
Nafco Co. Ltd.	59,700	903,049
Nagaileben Co. Ltd.	55,300	1,136,607
Nagase & Co. Ltd.	596,800	10,101,303
Nagoya Railroad Co. Ltd.(a)	918,500	15,176,108
Nakanishi Inc.	406,800	9,435,814
Nankai Electric Railway Co. Ltd.	537,600	10,669,613
Nanto Bank Ltd. (The)	139,600	2,406,635
NEC Corp.	1,194,900	61,181,280
NEC Networks & System Integration Corp.	546,100	8,787,003
NET One Systems Co. Ltd.	472,200	15,485,028
Nexon Co. Ltd.	2,477,700	42,173,290
Nextage Co. Ltd.	170,700	3,128,377
NGK Insulators Ltd.	1,269,600	21,140,292
NGK Spark Plug Co. Ltd.	759,100	12,126,619
NH Foods Ltd.	445,100	15,653,133
NHK Spring Co. Ltd.	1,144,400	8,633,102
Nichias Corp.	395,900	9,693,603
Nichicon Corp.	421,300	3,986,960
Nichiha Corp.	127,000	3,650,835
Nichi-Iko Pharmaceutical Co. Ltd.	408,400	3,100,489
Nichirei Corp.	558,600	13,604,946
Nidec Corp.	2,225,400	246,480,474
Nifco Inc./Japan	465,700	14,855,608
Nihon Kohden Corp.	463,700	14,754,585
Nihon M&A Center Holdings Inc.	1,529,800	46,971,570
Nihon Parkerizing Co. Ltd.	563,300	5,620,237
Security	Shares	Value

Japan (continued)
Nihon Unisys Ltd.	429,400	$12,064,753
Nikkiso Co. Ltd.	268,100	2,374,040
Nikkon Holdings Co. Ltd.	255,100	4,983,970
Nikon Corp.	1,471,300	16,222,189
Nintendo Co.Ltd.	564,300	249,227,009
Nippn Corp., New	275,800	3,951,860
Nippo Corp.	275,700	9,753,143
Nippon Accommodations Fund Inc.	1,967	10,958,938
Nippon Building Fund Inc.	7,371	47,888,971
Nippon Carbon Co. Ltd.	6,300	243,216
Nippon Ceramic Co. Ltd.	27,700	719,622
Nippon Densetsu Kogyo Co. Ltd.	77,600	1,196,120
Nippon Electric Glass Co. Ltd.	474,500	12,115,380
Nippon Express Co. Ltd.	392,000	24,537,031
Nippon Gas Co. Ltd.	552,500	6,852,983
Nippon Kanzai Co. Ltd.	13,000	315,677
Nippon Kayaku Co. Ltd.	822,400	8,661,578
Nippon Light Metal Holdings Co. Ltd.	375,360	6,229,946
Nippon Paint Holdings Co. Ltd.	3,626,000	38,797,586
Nippon Paper Industries Co. Ltd.	533,000	5,463,406
Nippon Parking Development Co. Ltd.	111,800	141,292
Nippon Prologis REIT Inc.	11,084	37,020,935
Nippon REIT Investment Corp.	2,403	9,237,633
Nippon Road Co. Ltd. (The)	27,700	2,003,755
Nippon Sanso Holdings Corp.	710,900	16,783,329
Nippon Seiki Co. Ltd.	116,100	1,168,038
Nippon Sheet Glass Co. Ltd.(a)	627,100	3,504,574
Nippon Shinyaku Co. Ltd.	220,600	17,673,670
Nippon Shokubai Co. Ltd.	122,000	6,373,859
Nippon Signal Company Ltd.	272,300	2,354,701
Nippon Soda Co. Ltd.	116,700	3,506,338
Nippon Steel Corp.	4,249,108	74,498,592
Nippon Steel Trading Corp.	67,472	3,051,069
Nippon Suisan Kaisha Ltd.	1,763,600	10,023,072
Nippon Telegraph & Telephone Corp.	6,435,100	180,304,634
Nippon Television Holdings Inc.	235,000	2,531,807
Nippon Yusen KK	802,900	57,854,788
Nipro Corp.	760,400	7,726,937
Nishimatsu Construction Co.Ltd.	166,600	4,805,605
Nishimatsuya Chain Co. Ltd.	369,600	4,715,837
Nishi-Nippon Financial Holdings Inc.	849,400	4,952,803
Nishi-Nippon Railroad Co. Ltd.	403,000	9,927,222
Nishio Rent All Co. Ltd.	23,600	583,577
Nissan Chemical Corp.	629,900	35,059,368
Nissan Motor Co. Ltd.(a)	11,506,800	58,567,988
Nissan Shatai Co. Ltd.	241,100	1,710,029
Nissei ASB Machine Co. Ltd.	5,400	176,274
Nissha Co. Ltd.	228,500	3,743,307
Nisshin Oillio Group Ltd. (The)	135,400	3,589,199
Nisshin Seifun Group Inc.	1,067,700	16,859,627
Nisshinbo Holdings Inc.	838,500	6,471,978
Nissin Electric Co. Ltd.	396,100	4,908,904
Nissin Foods Holdings Co. Ltd.	298,700	22,832,578
Nitori Holdings Co. Ltd.	422,300	77,580,925
Nitta Corp.	104,500	2,395,677
Nittetsu Mining Co. Ltd.	3,100	178,560
Nitto Boseki Co. Ltd.	116,300	3,727,709
Nitto Denko Corp.	716,700	56,003,013
Nitto Kogyo Corp.	112,400	1,672,444
Nittoku Co. Ltd.	33,400	1,161,168

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Noevir Holdings Co. Ltd.	90,300	$4,417,022
NOF Corp.	426,700	21,414,613
Nohmi Bosai Ltd.	8,000	146,737
Nojima Corp.	130,300	2,857,613
NOK Corp.	534,400	6,203,186
Nomura Co. Ltd.	520,000	5,126,903
Nomura Holdings Inc.	15,359,800	73,151,278
Nomura Real Estate Holdings Inc.	601,900	14,673,944
Nomura Real Estate Master Fund Inc.	20,350	30,473,438
Nomura Research Institute Ltd.	1,679,940	67,254,813
Noritake Co. Ltd./Nagoya Japan	59,200	2,588,480
Noritsu Koki Co. Ltd.	41,300	858,933
Noritz Corp.	106,900	1,715,139
North Pacific Bank Ltd.	2,148,200	4,445,844
NS Solutions Corp.	171,500	5,764,684
NS United Kaiun Kaisha Ltd.	32,800	1,032,957
NSD Co. Ltd.	524,100	9,986,467
NSK Ltd.	1,786,200	12,002,291
NTN Corp.(a)	2,499,200	5,419,589
NTT Data Corp.	3,222,400	64,643,969
NTT UD REIT Investment Corp.	8,093	10,742,958
Obara Group Inc.	68,900	2,209,578
Obayashi Corp.	3,334,700	28,152,320
OBIC Business Consultants Co.Ltd.	137,000	6,763,032
Obic Co. Ltd.	372,600	68,902,535
Odakyu Electric Railway Co. Ltd.	1,446,900	31,367,943
Ogaki Kyoritsu Bank Ltd. (The)	189,900	3,155,763
Ohsho Food Service Corp.	71,600	3,759,897
Oiles Corp.	104,200	1,548,197
Oisix ra daichi Inc.(a)	124,000	5,193,573
Oji Holdings Corp.	4,037,000	20,010,349
Okamoto Industries Inc.	47,500	1,666,866
Okamura Corp.	430,000	5,674,660
Okasan Securities Group Inc.	1,043,700	3,569,798
Oki Electric Industry Co. Ltd.	588,400	4,833,193
Okinawa Cellular Telephone Co.	57,500	2,590,733
Okinawa Electric Power Co. Inc. (The)	210,616	2,583,924
Okinawa Financial Group Inc., NVS	59,700	1,312,404
OKUMA Corp.	129,100	6,151,433
Okumura Corp.	186,200	4,808,519
Olympus Corp.	5,883,600	127,456,679
Omron Corp.	914,600	87,467,439
One REIT Inc.	338	906,485
Ono Pharmaceutical Co. Ltd.	1,913,700	40,152,728
Onward Holdings Co. Ltd.	709,000	2,096,925
Open Door Inc.(a)	27,100	599,042
Open House Co. Ltd.	383,400	24,450,586
Optex Group Co. Ltd.	67,100	854,645
Optim Corp.(a)(b)	47,900	753,156
Optorun Co. Ltd.	102,100	2,069,655
Oracle Corp. Japan	182,700	17,287,883
Organo Corp.	16,400	1,041,861
Orient Corp.	5,174,700	7,101,434
Oriental Land Co. Ltd.	989,900	156,344,492
ORIX Corp.	6,050,500	120,261,488
Orix JREIT Inc.	13,672	22,683,279
Osaka Gas Co. Ltd.	1,883,400	30,356,599
Osaka Organic Chemical Industry Ltd.	64,900	1,944,782
OSG Corp.	485,300	8,073,907
Otsuka Corp.	589,100	29,017,012
Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	1,950,000	$77,121,038
Outsourcing Inc.	666,700	12,789,531
Pack Corp. (The)	57,100	1,516,979
PAL GROUP Holdings Co. Ltd.	130,200	1,883,133
Paltac Corp.	145,800	6,455,993
Pan Pacific International Holdings Corp.	2,101,500	44,124,951
Panasonic Corp.	11,069,000	136,879,510
Paramount Bed Holdings Co. Ltd.	199,800	3,728,088
Park24 Co. Ltd.(a)	577,000	8,838,348
Pasona Group Inc.	40,500	1,130,992
Penta-Ocean Construction Co. Ltd.	1,569,100	10,812,557
PeptiDream Inc.(a)	510,800	12,347,158
Persol Holdings Co. Ltd.	855,500	22,994,678
Pharma Foods International Co. Ltd.(b)	105,000	2,379,799
Pigeon Corp.	599,400	13,879,814
Pilot Corp.	137,200	5,031,649
Piolax Inc.	123,300	1,773,720
PKSHA Technology Inc.(a)(b)	40,900	641,315
Plaid Inc.(a)(b)	74,100	1,890,296
Plenus Co. Ltd.	113,700	1,935,588
Pola Orbis Holdings Inc.	497,500	10,622,492
PR Times Inc.(a)	2,100	67,556
Premier Anti-Aging Co. Ltd.(a)(b)	15,400	1,624,909
Pressance Corp.	30,800	510,479
Prestige International Inc.	237,800	1,630,668
Prima Meat Packers Ltd.	169,200	3,976,784
Raito Kogyo Co. Ltd.	219,500	3,903,188
Raiznext Corp.	175,400	1,895,789
Raksul Inc.(a)	111,100	6,112,390
Rakus Co. Ltd.	426,500	13,517,668
Rakuten Group Inc.	4,455,300	48,776,740
Recruit Holdings Co. Ltd.	6,781,400	451,091,937
Relia Inc.	241,300	2,472,682
Relo Group Inc.	583,400	12,134,636
Renesas Electronics Corp.(a)	6,272,700	77,163,136
Rengo Co. Ltd.	908,900	6,892,303
RENOVA Inc.(a)	177,300	7,799,582
Resona Holdings Inc.	10,977,238	41,237,080
Resorttrust Inc.	515,200	9,129,934
Ricoh Co. Ltd.	3,427,400	33,375,460
Ricoh Leasing Co. Ltd.	65,300	2,070,334
Ringer Hut Co. Ltd.(a)	157,900	3,062,772
Rinnai Corp.	161,000	16,530,265
Riso Kagaku Corp.	57,300	1,209,325
Riso Kyoiku Co. Ltd.	92,500	386,415
Rock Field Co. Ltd.	4,900	72,334
Rohm Co. Ltd.	475,400	43,469,402
Rohto Pharmaceutical Co. Ltd.	538,100	16,440,939
Roland Corp.	58,500	2,405,266
Rorze Corp.	41,800	4,006,429
Round One Corp.	416,200	5,008,022
Royal Holdings Co. Ltd.(a)(b)	152,400	2,766,388
RPA Holdings Inc.(a)	20,700	79,488
RS Technologies Co. Ltd.	16,800	913,599
Ryobi Ltd.	107,400	1,125,916
Ryohin Keikaku Co. Ltd.	1,235,300	24,343,119
Ryosan Co. Ltd.	89,700	1,849,153
Ryoyo Electro Corp.	136,900	2,850,805
S Foods Inc.	27,800	805,008
Saibu Gas Holdings Co. Ltd.	99,400	2,029,667

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Saizeriya Co. Ltd.	161,400	$4,356,765
Sakai Moving Service Co. Ltd.	20,300	835,929
Sakata INX Corp.	13,600	131,378
Sakata Seed Corp.	190,900	5,759,466
SAMTY Co. Ltd.	68,400	1,521,046
Samty Residential Investment Corp.	148	156,182
San-A Co. Ltd.	98,700	3,556,494
San-Ai Oil Co. Ltd.	4,300	56,041
SanBio Co. Ltd.(a)(b)	145,500	1,535,792
Sangetsu Corp.	256,000	3,522,683
San-in Godo Bank Ltd. (The)	814,200	3,984,652
Sanken Electric Co. Ltd.	129,500	6,808,364
Sanki Engineering Co. Ltd.	15,700	197,748
Sankyo Co. Ltd.	208,500	5,060,694
Sankyu Inc.	220,000	9,932,284
Sanrio Co. Ltd.	261,300	5,854,613
Sansan Inc.(a)	80,300	9,329,931
Santen Pharmaceutical Co. Ltd.	1,900,300	26,784,638
Sanwa Holdings Corp.	1,092,300	12,740,208
Sanyo Chemical Industries Ltd.	13,700	678,351
Sanyo Denki Co. Ltd.	26,400	1,516,690
Sanyo Special Steel Co. Ltd.	112,700	1,858,544
Sapporo Holdings Ltd.	410,400	8,904,508
Sato Holdings Corp.	156,100	3,598,055
Sawai Group Holdings Co. Ltd.	189,100	8,342,005
SBI Holdings Inc.	1,222,700	31,691,730
SBS Holdings Inc.	29,700	1,056,678
SCREEN Holdings Co. Ltd.	171,400	15,931,498
SCSK Corp.	682,600	13,813,827
Secom Co. Ltd.	1,083,900	73,892,128
Sega Sammy Holdings Inc.	853,200	12,132,862
Seibu Holdings Inc.(a)	1,119,000	12,223,430
Seikagaku Corp.	165,900	1,464,097
Seiko Epson Corp.	1,368,100	24,360,477
Seiko Holdings Corp.	132,700	2,798,533
Seino Holdings Co. Ltd.	746,100	9,039,670
Seiren Co. Ltd.	218,500	4,409,830
Sekisui Chemical Co. Ltd.	1,845,700	30,322,494
Sekisui House Ltd.	3,190,500	66,332,959
Sekisui House Reit Inc.	20,383	15,409,531
Senko Group Holdings Co. Ltd.	681,300	6,059,916
Senshu Ikeda Holdings Inc.	1,922,400	2,700,861
Septeni Holdings Co. Ltd.	138,800	585,799
Seria Co. Ltd.	209,800	6,926,269
Seven & i Holdings Co. Ltd.	3,772,600	158,391,722
Seven Bank Ltd.	3,337,900	7,056,143
SG Holdings Co. Ltd.	1,582,100	39,728,243
Sharp Corp.	1,110,299	13,096,185
Shibaura Machine Co. Ltd.	142,400	3,319,490
SHIFT Inc.(a)	58,100	13,398,965
Shiga Bank Ltd. (The)	223,800	3,621,399
Shikoku Chemicals Corp.	102,900	1,264,548
Shikoku Electric Power Co. Inc.	827,600	5,389,980
Shima Seiki Manufacturing Ltd.	154,900	2,978,506
Shimadzu Corp.	1,213,300	49,293,012
Shimamura Co. Ltd.	104,300	8,831,329
Shimano Inc.	394,300	110,014,992
Shimizu Corp.	2,766,900	20,272,636
Shin-Etsu Chemical Co. Ltd.	1,781,200	317,646,802
Shin-Etsu Polymer Co. Ltd.	5,900	53,293
Security	Shares	Value

Japan (continued)
Shinko Electric Industries Co. Ltd.	439,400	$17,702,176
Shinmaywa Industries Ltd.	479,900	3,922,262
Shinnihonseiyaku Co. Ltd.(b)	28,900	428,337
Shinsei Bank Ltd.(b)	666,100	11,000,431
Shionogi & Co. Ltd.	1,330,600	86,755,455
Ship Healthcare Holdings Inc.	501,600	13,175,208
Shiseido Co. Ltd.	1,998,200	133,333,746
Shizuoka Bank Ltd. (The)	2,159,300	17,387,509
Shizuoka Gas Co. Ltd.	173,800	1,833,310
SHO-BOND Holdings Co.Ltd.	195,700	8,197,751
Shochiku Co. Ltd.(a)	47,600	5,179,471
Shoei Co. Ltd.	52,800	2,349,405
Shoei Foods Corp.(b)	5,300	182,715
Showa Denko KK	860,800	21,588,891
Showa Sangyo Co. Ltd.	70,900	1,763,785
Siix Corp.	165,600	1,834,507
SKY Perfect JSAT Holdings Inc.	1,190,700	4,465,449
Skylark Holdings Co. Ltd.(a)	1,109,400	15,031,916
SMC Corp.	278,700	166,318,420
SMS Co. Ltd.	441,000	17,110,073
Snow Peak Inc.	67,400	3,557,035
Sodick Co. Ltd.	32,500	250,537
Softbank Corp.	14,440,200	197,104,053
SoftBank Group Corp.	6,028,400	326,361,670
Sohgo Security Services Co. Ltd.	412,400	17,643,995
Sojitz Corp.	1,187,900	19,599,217
Solasto Corp.	126,300	1,528,611
Sompo Holdings Inc.	1,550,600	67,244,619
Sony Group Corp.	6,294,900	728,926,041
Sosei Group Corp.(a)	434,800	6,953,595
SOSiLA Logistics REIT Inc.	2,539	3,817,899
Sotetsu Holdings Inc.	438,500	8,481,837
Sourcenext Corp.	75,000	134,586
S-Pool Inc.	228,100	2,550,689
Square Enix Holdings Co.Ltd.	450,300	24,667,458
SRE Holdings Corp.(a)	18,200	1,264,364
Stanley Electric Co. Ltd.	679,500	17,126,923
Star Asia Investment Corp.	2,621	1,390,460
Star Micronics Co. Ltd.	214,700	2,817,856
Starts Corp. Inc.	141,000	3,388,334
Strike Co. Ltd.	11,400	430,213
Subaru Corp.	3,139,000	61,570,814
Sugi Holdings Co. Ltd.	162,800	11,656,693
SUMCO Corp.	1,624,500	31,041,935
Sumitomo Bakelite Co. Ltd.	178,400	8,017,772
Sumitomo Chemical Co. Ltd.	7,412,300	36,515,323
Sumitomo Corp.	5,549,000	79,071,368
Sumitomo Dainippon Pharma Co. Ltd.	852,000	12,048,607
Sumitomo Electric Industries Ltd.	3,861,400	51,251,834
Sumitomo Forestry Co. Ltd.	712,100	13,601,787
Sumitomo Heavy Industries Ltd.	561,600	14,458,667
Sumitomo Metal Mining Co. Ltd.	1,231,200	47,761,056
Sumitomo Mitsui Construction Co. Ltd.	1,130,640	4,798,030
Sumitomo Mitsui Financial Group Inc.	6,475,000	210,111,379
Sumitomo Mitsui Trust Holdings Inc.	1,579,600	51,959,100
Sumitomo Osaka Cement Co. Ltd.	169,700	4,755,141
Sumitomo Realty & Development Co. Ltd.	1,547,900	55,940,965
Sumitomo Riko Co. Ltd.	107,800	702,256
Sumitomo Rubber Industries Ltd.	842,400	10,381,794
Sumitomo Warehouse Co. Ltd. (The)	435,300	6,998,194

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sun Corp.	61,600	$1,593,197
Sundrug Co. Ltd.	374,000	10,945,510
Suntory Beverage & Food Ltd.	685,100	26,583,536
Suruga Bank Ltd.	520,800	1,910,506
Suzuken Co. Ltd.	318,700	8,871,953
Suzuki Motor Corp.	1,842,800	82,183,094
Sysmex Corp.	836,600	103,730,705
Systena Corp.	461,800	8,533,953
T&D Holdings Inc.	2,718,200	34,862,697
T. Hasegawa Co. Ltd.	93,200	2,275,993
Tachi-S Co. Ltd.	146,200	1,770,705
Tadano Ltd.	597,600	6,525,834
Taiheiyo Cement Corp.	573,700	12,188,971
Taikisha Ltd.	121,800	3,478,679
Taiko Pharmaceutical Co. Ltd.(b)	101,900	723,860
Taisei Corp.	943,900	29,618,764
Taisho Pharmaceutical Holdings Co. Ltd.	158,000	8,478,446
Taiyo Holdings Co. Ltd.	203,200	5,432,413
Taiyo Yuden Co. Ltd.	601,800	30,503,088
Takara Bio Inc.	223,700	5,837,868
Takara Holdings Inc.	829,100	11,340,640
Takara Leben Co. Ltd.	687,900	1,874,612
Takara Leben Real Estate Investment Corp.	1,378	1,343,428
Takasago Thermal Engineering Co. Ltd.	224,800	4,112,434
Takashimaya Co. Ltd.	801,200	7,418,547
Takeda Pharmaceutical Co. Ltd.	7,913,380	222,095,431
Takeuchi Manufacturing Co. Ltd.	245,100	6,292,784
Takuma Co. Ltd.	470,600	6,156,110
Tama Home Co. Ltd.	53,700	1,106,751
Tamron Co. Ltd.	96,000	2,256,696
Tamura Corp.	303,400	2,084,832
TBS Holdings Inc.	194,700	3,079,676
TDK Corp.	1,943,700	70,659,300
TechMatrix Corp.	160,600	2,546,527
TechnoPro Holdings Inc.	547,100	17,484,907
Teijin Ltd.	871,300	11,695,229
Terumo Corp.	3,237,200	142,811,608
T-Gaia Corp.	114,300	2,036,612
THK Co. Ltd.	631,200	13,573,091
TIS Inc.	1,185,800	32,304,596
TKC Corp.	76,500	2,345,200
TKP Corp.(a)	13,900	225,014
Toa Corp./Tokyo.	104,000	2,282,352
Toagosei Co. Ltd.	638,400	7,134,809
Tobu Railway Co. Ltd.	909,900	22,654,348
TOC Co. Ltd.	134,900	756,276
Tocalo Co. Ltd.	465,800	5,712,030
Toda Corp.	1,339,900	8,440,898
Toei Animation Co. Ltd.(b)	25,800	4,006,316
Toei Co. Ltd.	37,300	7,316,842
Toho Bank Ltd. (The)	749,200	1,341,121
Toho Co. Ltd.	575,300	27,029,980
Toho Gas Co. Ltd.	408,200	12,091,880
Toho Holdings Co. Ltd.	392,900	6,361,039
Toho Titanium Co. Ltd.	178,200	1,876,401
Tohoku Electric Power Co. Inc.	2,089,200	13,555,004
Tokai Carbon Co. Ltd.	1,177,400	15,401,253
Tokai Corp./Gifu	66,200	1,273,430
TOKAI Holdings Corp.	660,200	5,013,101
Tokai Rika Co. Ltd.	252,200	3,530,214
Security	Shares	Value

Japan (continued)
Tokai Tokyo Financial Holdings Inc.	1,814,500	$6,290,312
Token Corp.	50,010	4,077,844
Tokio Marine Holdings Inc.	3,144,300	165,610,255
Tokuyama Corp.	399,400	6,839,466
Tokyo Century Corp.	174,400	9,985,417
Tokyo Electric Power Co. Holdings Inc.(a)	7,651,100	21,193,561
Tokyo Electron Ltd.	745,200	347,287,717
Tokyo Gas Co. Ltd.	1,888,600	32,772,752
Tokyo Ohka Kogyo Co. Ltd.	172,300	10,953,868
Tokyo Seimitsu Co. Ltd.	182,500	7,430,675
Tokyo Steel Manufacturing Co. Ltd.	584,100	6,499,718
Tokyo Tatemono Co. Ltd.	1,058,200	15,553,850
Tokyotokeiba Co. Ltd.	84,100	3,332,170
Tokyu Construction Co. Ltd.	567,300	4,011,325
Tokyu Corp.	2,457,000	34,639,288
Tokyu Fudosan Holdings Corp.	3,105,000	17,991,651
Tokyu REIT Inc.	5,519	9,259,770
TOMONY Holdings Inc.	827,800	2,211,590
Tomy Co. Ltd.	552,300	5,242,010
Topcon Corp.	607,800	10,836,467
Toppan Forms Co. Ltd.	210,700	2,025,637
Toppan Inc.	1,408,100	22,729,725
Topre Corp.	170,500	1,972,179
Toray Industries Inc.	6,947,200	43,291,585
Toridoll Holdings Corp.	266,200	6,408,665
Torii Pharmaceutical Co. Ltd.	56,200	1,459,055
Tosei Corp.	4,100	39,412
Toshiba Corp.	2,061,000	88,895,334
Toshiba TEC Corp.	167,000	6,575,033
Tosho Co. Ltd.	10,100	173,140
Tosoh Corp.	1,302,800	21,940,476
Totetsu Kogyo Co. Ltd.	113,900	2,478,180
TOTO Ltd.	693,300	33,496,302
Towa Pharmaceutical Co. Ltd.	25,000	642,719
Toyo Construction Co. Ltd.	86,100	430,987
Toyo Gosei Co. Ltd.	22,000	3,060,890
Toyo Ink SC Holdings Co. Ltd.	181,400	3,194,659
Toyo Seikan Group Holdings Ltd.	761,700	9,044,455
Toyo Suisan Kaisha Ltd.	477,500	20,575,045
Toyo Tanso Co. Ltd.	97,800	2,658,738
Toyo Tire Corp.	607,600	10,103,424
Toyobo Co. Ltd.	533,600	6,407,115
Toyoda Gosei Co. Ltd.	307,100	6,283,976
Toyota Boshoku Corp.	417,000	8,017,677
Toyota Industries Corp.	711,400	60,477,947
Toyota Motor Corp.	52,934,025	933,976,136
Toyota Tsusho Corp.	1,091,900	47,362,441
TPR Co. Ltd.	108,100	1,377,482
Trancom Co. Ltd.	800	56,132
Transcosmos Inc.	106,400	3,208,185
Trend Micro Inc.	674,500	38,122,985
Tri Chemical Laboratories Inc.	99,700	2,982,124
Trusco Nakayama Corp.	214,800	5,193,848
TS Tech Co. Ltd.	489,200	6,545,514
Tsubaki Nakashima Co. Ltd.	243,400	3,408,318
Tsubakimoto Chain Co.	118,000	3,486,586
Tsugami Corp.	148,000	2,034,730
Tsumura & Co.	423,600	13,201,671
Tsuruha Holdings Inc.	178,500	22,017,106
TV Asahi Holdings Corp.	114,700	1,740,588

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
UACJ Corp.(a)	133,200	$3,087,208
Ube Industries Ltd.	560,700	10,446,600
Uchida Yoko Co. Ltd.	8,300	351,125
Ulvac Inc.	206,200	11,568,850
Unicharm Corp.	2,021,200	81,742,984
Unipres Corp.	193,000	1,574,629
United Arrows Ltd.	117,900	2,361,652
United Super Markets Holdings Inc.	433,300	3,955,093
United Urban Investment Corp.	15,364	19,152,129
Universal Entertainment Corp.(a)	49,400	1,173,496
Usen-Next Holdings Co. Ltd.	43,500	1,280,545
Ushio Inc.	527,100	9,430,020
USS Co. Ltd.	1,148,000	18,503,797
UT Group Co. Ltd.	114,400	3,659,491
Uzabase Inc.(a)	65,100	1,166,533
V Technology Co. Ltd.	16,100	607,142
Valor Holdings Co. Ltd.	196,000	4,151,091
ValueCommerce Co. Ltd.	45,800	1,807,602
V-Cube Inc.	92,600	1,400,249
Vector Inc.	27,900	316,574
Vision Inc./Tokyo Japan(a)(b)	66,500	892,279
VT Holdings Co. Ltd.	535,800	2,397,425
Wacoal Holdings Corp.	231,000	4,626,067
Wacom Co. Ltd.	829,900	5,368,673
WealthNavi Inc.(a)	110,500	3,030,086
Weathernews Inc.	3,000	218,935
Welcia Holdings Co. Ltd.	484,800	18,098,265
West Holdings Corp.	112,130	6,267,141
West Japan Railway Co.	1,069,400	50,481,718
World Co. Ltd.(a)	4,200	51,550
World Holdings Co. Ltd.	1,700	42,464
Xebio Holdings Co. Ltd.	161,800	1,503,654
Yakult Honsha Co. Ltd.	645,900	32,636,143
Yamada Holdings Co. Ltd.	3,411,100	13,034,830
Yamaguchi Financial Group Inc.	1,157,100	6,459,534
Yamaha Corp.	698,000	44,098,299
Yamaha Motor Co. Ltd.	1,430,300	39,867,894
YA-MAN Ltd.	212,100	2,253,145
Yamashin-Filter Corp.	26,700	161,684
Yamato Holdings Co. Ltd.	1,440,000	35,399,800
Yamato Kogyo Co. Ltd.	189,200	6,343,932
Yamazaki Baking Co.Ltd.	614,700	9,337,787
Yamazen Corp.	418,600	3,878,427
Yaoko Co. Ltd.	87,500	5,208,295
Yaskawa Electric Corp.	1,220,900	52,879,692
Yellow Hat Ltd.	150,200	2,447,183
Yodogawa Steel Works Ltd.	60,500	1,321,941
Yokogawa Bridge Holdings Corp.	121,900	2,457,044
Yokogawa Electric Corp.	1,157,200	23,123,445
Yokohama Reito Co. Ltd.	268,900	2,056,211
Yokohama Rubber Co. Ltd. (The)	647,700	10,959,832
Yokowo Co. Ltd.	16,900	375,592
Yondoshi Holdings Inc.	88,100	1,336,450
Yonex Co. Ltd.(b)	252,100	1,659,813
Yoshinoya Holdings Co. Ltd.	461,700	9,002,387
Yuasa Trading Co. Ltd.	61,900	1,654,306
Z Holdings Corp.	13,808,200	85,721,554
Zenkoku Hosho Co. Ltd.	241,000	11,646,234
Zenrin Co. Ltd.	167,200	1,541,641
Zensho Holdings Co. Ltd.	506,200	11,691,504
Security	Shares	Value

Japan (continued)
Zeon Corp.	803,500	$9,532,713
Zeria Pharmaceutical Co. Ltd.	12,400	221,989
Zojirushi Corp.	54,400	754,534
ZOZO Inc.	639,700	20,533,440
Zuken Inc.	5,700	219,780
		24,215,752,338
Netherlands — 6.0%
Aalberts NV	514,775	28,492,081
ABN AMRO Bank NV, CVA(c)	2,021,938	29,738,076
Accell Group NV(a)	85,533	3,526,362
Adyen NV(a)(c)	99,300	299,618,798
Aegon NV	8,978,007	45,539,038
AerCap Holdings NV(a)	641,502	37,874,278
Akzo Nobel NV	950,697	109,251,228
Alfen Beheer BV(a)(c)	101,636	11,449,099
AMG Advanced Metallurgical Group NV	198,627	5,858,522
Arcadis NV	423,293	20,631,578
ArcelorMittal SA	3,547,620	119,980,981
Argenx SE(a)	230,958	69,531,974
ASM International NV	237,683	107,571,662
ASML Holding NV	2,094,380	1,702,520,670
ASR Nederland NV	719,943	33,653,164
Basic-Fit NV(a)(b)(c)	248,304	12,056,607
BE Semiconductor Industries NV	366,172	33,455,576
Boskalis Westminster.	440,985	13,152,038
Brunel International NV	213,348	2,931,514
CM.Com(a)	51,484	2,051,332
Corbion NV	329,894	15,664,166
COSMO Pharmaceuticals NV(a)(b)	53,730	4,087,486
Davide Campari-Milano NV	2,714,836	38,561,946
Eurocommercial Properties NV	260,540	6,080,909
Euronext NV(c)	410,260	46,156,065
EXOR NV	538,943	50,838,983
Fastned BV(a)(b)	7,821	469,388
Flow Traders(c)	177,314	6,018,065
Fugro NV(a)	488,819	4,142,995
Heineken Holding NV	597,257	55,350,812
Heineken NV	1,285,746	142,317,991
IMCD NV	291,721	64,775,081
ING Groep NV	19,647,957	298,037,934
InPost SA(a)	988,714	14,116,644
Intertrust NV(a)(c)	468,839	7,089,070
JDE Peet’s NV	371,259	10,810,635
Just Eat Takeaway.com NV(a)(c)	769,271	55,260,791
Just Eat Takeaway.com NV(a)(b)(c)	231,368	16,583,894
Koninklijke Ahold Delhaize NV	5,184,528	168,665,416
Koninklijke BAM Groep NV(a)	1,678,693	4,872,312
Koninklijke DSM NV	870,795	190,249,706
Koninklijke KPN NV	16,605,672	49,616,647
Koninklijke Philips NV	4,527,442	213,582,840
Koninklijke Vopak NV	352,999	14,048,615
Mediaset NV	1,095,871	3,078,454
Meltwater Holding BV(a)	652,917	3,029,670
NN Group NV	1,349,060	72,116,376
NSI NV	121,957	4,892,085
OCI NV(a)	509,000	14,429,390
Pharming Group NV(a)(b)	4,155,060	3,491,895
PostNL NV	2,596,922	11,270,952
Prosus NV	4,661,544	410,602,687
QIAGEN NV(a)	1,148,715	63,195,446

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Randstad NV	601,783	$43,236,540
Rhi Magnesita NV	146,037	6,711,267
Royal Dutch Shell PLC, Class A	20,454,068	468,579,688
Royal Dutch Shell PLC, Class B	18,524,963	425,124,222
SBM Offshore NV	773,435	12,211,203
Shop Apotheke Europe NV(a)(b)(c)	68,670	10,413,834
Signify NV(c)	634,934	30,766,607
Sligro Food Group NV(a)	132,393	3,546,671
SNS REAAL NV(b)(e)	3,991	—
Stellantis NV	10,190,145	203,440,624
Technip Energies NV(a)	542,685	8,352,133
TKH Group NV	231,838	13,207,126
TomTom NV(a)(b)	482,713	4,148,261
Universal Music Group NV	3,481,311	101,072,682
Universal Music Group NV	87,792	2,548,860
Van Lanschot Kempen NV	175,576	4,871,180
Vastned Retail NV	133,673	3,809,541
Wereldhave NV	225,047	3,493,410
Wolters Kluwer NV	1,334,819	139,780,145
		6,237,703,918
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)(b)	3,708,391	17,468,180
Air New Zealand Ltd.(a)(b)	3,022,143	3,619,430
Argosy Property Ltd.	3,577,258	4,003,810
Auckland International Airport Ltd.(a)	6,201,477	35,546,117
Chorus Ltd.	2,127,761	9,716,659
Contact Energy Ltd.	3,620,534	21,244,677
Fisher & Paykel Healthcare Corp. Ltd.	2,882,421	64,576,328
Fletcher Building Ltd.	4,036,413	20,760,535
Genesis Energy Ltd.	2,654,778	6,201,868
Goodman Property Trust	4,764,098	8,495,028
Infratil Ltd.	3,589,495	21,298,076
Kiwi Property Group Ltd.	6,170,589	5,174,480
Mercury NZ Ltd.	3,883,492	17,079,039
Meridian Energy Ltd.	6,358,453	22,777,848
Oceania Healthcare Ltd.	892,747	894,746
Precinct Properties New Zealand Ltd.	5,131,167	6,142,458
Pushpay Holdings Ltd.(a)	4,830,370	6,586,682
Ryman Healthcare Ltd.	2,260,463	23,394,037
SKYCITY Entertainment Group Ltd.	3,420,211	7,842,952
Spark New Zealand Ltd.	9,009,575	29,494,396
Summerset Group Holdings Ltd.	1,438,185	14,962,335
Xero Ltd.(a)	677,316	77,229,462
Z Energy Ltd.	2,887,287	7,448,506
		431,957,649
Norway — 1.0%
Adevinta ASA(a)	1,350,384	22,305,970
Aker ASA, Class A	154,222	14,214,720
Aker Carbon Capture ASA(a)	1,265,865	4,587,114
Aker Horizons Holding ASA(a)	145,439	601,630
Aker Solutions ASA(a)	1,285,758	3,648,663
Atea ASA	554,005	10,352,129
Atlantic Sapphire ASA(a)(b)	364,393	1,836,071
Austevoll Seafood ASA	576,101	7,799,598
Bakkafrost P/F	247,394	22,884,917
Bank Norwegian ASA	731,411	9,056,167
Borregaard ASA	637,175	15,472,804
BW Energy Ltd.(a)	25,691	84,120
BW LPG Ltd.(c)	590,290	3,154,780
Security	Shares	Value

Norway (continued)
Crayon Group Holding ASA(a)(c)	126,174	$2,946,525
DNB Bank ASA	4,663,717	110,980,954
DNO ASA(a)	1,067,500	1,556,592
Elkem ASA(c)	1,899,504	7,550,285
Entra ASA(c).	561,868	14,020,262
Equinor ASA	4,921,236	124,695,892
Europris ASA(c)	891,100	6,598,568
Fjordkraft Holding ASA(b)(c)	497,567	2,962,422
Flex LNG Ltd.(b)	82,695	1,671,533
Frontline Ltd./Bermuda(b)	490,978	4,364,081
Gjensidige Forsikring ASA	1,001,011	24,923,809
Golden Ocean Group Ltd.	663,392	5,999,852
Grieg Seafood ASA(a)	346,200	3,846,029
Hexagon Composites ASA(a)	344,871	1,389,123
Kahoot! ASA(a)	1,316,617	7,893,424
Kongsberg Gruppen ASA	505,086	16,575,434
Leroy Seafood Group ASA	1,695,896	15,418,575
LINK Mobility Group Holding ASA(a)	811,586	2,617,433
Mowi ASA	2,226,066	64,549,613
NEL ASA(a)(b)	7,161,865	15,163,571
Nordic Semiconductor ASA(a)	860,478	25,564,969
Norsk Hydro ASA	6,679,982	49,067,578
Norway Royal Salmon ASA	10,628	223,775
Ocean Yield ASA	69,757	338,550
Orkla ASA	3,890,648	37,842,030
Pexip Holding ASA(a)(b)	396,528	1,874,783
Protector Forsikring ASA	521,983	6,049,093
Quantafuel ASA(a)(b)	587,916	1,929,425
REC Silicon ASA(a)(b)	1,482,881	2,693,132
Salmar ASA	284,794	21,727,071
Sbanken ASA(c)	114,353	1,340,090
Scatec ASA	587,270	11,583,879
Schibsted ASA, Class A	373,304	19,286,808
Schibsted ASA, Class B	480,589	21,697,303
SpareBank 1 Nord Norge	20,511	248,710
SpareBank 1 SMN	1,061,109	17,674,207
SpareBank 1 SR-Bank ASA	984,173	15,093,967
Stolt-Nielsen Ltd.	143,683	2,216,083
Storebrand ASA	2,343,697	25,136,455
Subsea 7 SA	1,144,255	10,271,406
Telenor ASA	3,536,397	55,876,857
TGS ASA	776,920	7,165,242
Tomra Systems ASA	590,049	38,135,288
Vaccibody AS(a)(b)	637,074	4,901,787
Veidekke ASA	563,040	8,104,460
Wallenius Wilhelmsen ASA(a)	645,001	2,954,775
XXL ASA(c)	693,168	1,147,088
Yara International ASA	868,529	45,391,813
		987,259,284
Portugal — 0.2%
Altri SGPS SA(b)	656,511	4,253,932
Banco Comercial Portugues SA, Class R(a)	46,603,028	8,407,920
Corticeira Amorim SGPS SA	29,356	408,754
CTT-Correios de Portugal SA	879,760	4,834,744
EDP - Energias de Portugal SA	13,952,393	78,728,331
EDP Renovaveis SA	1,448,453	40,353,317
Galp Energia SGPS SA	2,454,393	25,496,092
Jeronimo Martins SGPS SA	1,244,443	28,196,089
Navigator Co. SA (The)	1,637,846	6,401,620
NOS SGPS SA	1,051,635	4,101,738

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	2,925,672	$8,911,771
Sonae SGPS SA	6,562,343	7,223,719
		217,318,027
Singapore — 1.3%
AEM Holdings Ltd.	1,486,100	4,628,307
AIMS APAC REIT(b)	309,800	330,821
ARA LOGOS Logistics Trust(b)	11,531,629	7,708,541
Ascendas India Trust(b)	3,157,300	3,261,953
Ascendas REIT	17,684,803	40,505,818
Ascott Residence Trust	10,044,563	7,680,646
CapitaLand China Trust	5,785,680	5,240,123
CapitaLand Integrated Commercial Trust	25,018,757	39,841,253
Capitaland Investment Ltd/Singapore(a)	13,525,800	34,504,080
CDL Hospitality Trusts	6,066,000	5,397,836
City Developments Ltd.(b)	2,009,900	10,910,661
ComfortDelGro Corp. Ltd.(b)	10,701,600	12,403,023
COSCO Shipping International Singapore Co. Ltd.(a)(b)	8,161,800	1,665,116
Cromwell European Real Estate Investment Trust	718,440	2,200,869
DBS Group Holdings Ltd.	8,958,700	209,345,613
ESR-REIT	17,242,374	6,137,441
First Resources Ltd.(b)	2,803,500	3,698,323
Fortune REIT	7,061,000	7,324,021
Frasers Centrepoint Trust	5,605,988	10,024,608
Frasers Logistics & Commercial Trust	14,193,086	15,981,878
Genting Singapore Ltd.(b)	29,990,100	17,340,349
Golden Agri-Resources Ltd.(b)	37,550,800	7,364,635
Haw Par Corp. Ltd.(b)	605,000	5,653,897
Hutchison Port Holdings Trust, Class U.	28,390,800	6,115,662
iFAST Corp. Ltd.(b)	720,500	4,634,072
Kenon Holdings Ltd./Singapore	141,787	5,691,843
Keppel Corp. Ltd.(b)	7,300,600	29,133,682
Keppel DC REIT	6,987,600	12,372,804
Keppel Infrastructure Trust(b)	17,685,900	6,951,077
Keppel Pacific Oak US REIT	276,200	219,579
Keppel REIT	14,166,980	11,857,232
Lendlease Global Commercial REIT(b)	2,165,300	1,405,947
Manulife US Real Estate Investment Trust	6,457,500	4,594,427
Mapletree Commercial Trust	11,017,556	17,821,144
Mapletree Industrial Trust	8,744,420	17,850,581
Mapletree Logistics Trust	14,098,110	21,140,589
Mapletree North Asia Commercial Trust(b)	14,728,000	11,159,794
Medtecs International Corp. Ltd.(b)	2,497,500	676,001
Nanofilm Technologies International Ltd.(b)	1,415,000	3,972,487
NetLink NBN Trust(b)	22,255,800	16,827,217
Olam International Ltd.(b)	3,465,900	4,369,147
OUE Commercial Real Estate Investment Trust	10,914,240	3,642,127
Oversea-Chinese Banking Corp. Ltd.	16,787,800	146,756,034
Parkway Life REIT	2,582,500	8,924,323
Prime U.S. REIT	205,500	177,564
Raffles Medical Group Ltd.	6,716,900	6,832,061
Razer Inc.(a)(b)(c)	4,893,000	1,228,921
Riverstone Holdings Ltd./Singapore(b)	2,574,000	1,643,634
SATS Ltd.(a)(b)	3,510,700	10,918,743
Sea Ltd., ADR(a)(b)	346,273	118,969,015
Sembcorp Industries Ltd.(b)	5,558,100	8,295,340
Sembcorp Marine Ltd.(a)(b)	94,039,220	5,512,435
Sheng Siong Group Ltd.(b)	4,148,400	4,368,356
SIA Engineering Co. Ltd.(a)	186,900	300,988
Singapore Airlines Ltd.(a)(b)	6,590,100	25,385,388
Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.(b)	3,062,400	$21,977,953
Singapore Post Ltd.(b)	9,252,100	4,497,570
Singapore Press Holdings Ltd.	7,723,000	11,433,975
Singapore Technologies Engineering Ltd.	7,956,900	22,596,209
Singapore Telecommunications Ltd.	41,447,600	76,895,057
SPH REIT	495,200	358,455
Starhill Global REIT	10,118,800	4,845,678
StarHub Ltd.(b)	3,903,100	3,590,959
Suntec REIT	10,060,100	11,137,929
United Overseas Bank Ltd.	5,949,700	118,270,126
UOL Group Ltd.(b)	2,284,000	12,250,067
Venture Corp. Ltd.	1,399,600	19,550,038
Wilmar International Ltd.	9,540,900	30,503,619
Yangzijiang Shipbuilding Holdings Ltd.	13,483,700	14,235,398
Yanlord Land Group Ltd.	5,942,400	4,940,071
		1,335,981,130
Spain — 2.3%
Acciona SA	123,124	23,645,094
Acerinox SA	845,739	11,774,650
ACS Actividades de Construccion y Servicios SA	1,241,071	32,527,993
Aena SME SA(a)(c)	370,367	60,827,778
Almirall SA	408,970	6,081,658
Amadeus IT Group SA(a)	2,248,989	150,452,568
Applus Services SA	844,520	7,644,155
Atresmedia Corp. de Medios de Comunicacion SA(a)(b)	690,501	2,814,658
Audax Renovables SA(b)	142,173	228,942
Banco Bilbao Vizcaya Argentaria SA	33,291,396	232,977,388
Banco de Sabadell SA(a)	27,790,033	22,365,327
Banco Santander SA	86,396,889	327,710,567
Bankinter SA	3,338,635	18,382,558
Befesa SA(c)	187,178	13,925,972
CaixaBank SA	22,347,159	64,240,578
Cellnex Telecom SA(c)	2,570,128	158,062,049
Cia. de Distribucion Integral Logista Holdings SA	312,508	6,660,387
Cie. Automotive SA	332,492	9,050,379
Construcciones y Auxiliar de Ferrocarriles SA(a)	147,384	6,492,578
Corp Financiera Alba SA	103,736	5,911,647
Ebro Foods SA	399,977	7,934,327
eDreams ODIGEO SA(a)	24,324	213,669
Enagas SA	815,479	18,298,914
Ence Energia y Celulosa SA(a)	987,598	2,539,059
Endesa SA	1,564,362	36,078,428
Faes Farma SA	1,925,621	7,853,390
Ferrovial SA	2,408,232	76,023,186
Fluidra SA	414,941	15,847,840
Gestamp Automocion SA(a)(c)	1,081,097	4,833,660
Global Dominion Access SA(c)	375,707	2,015,621
Grenergy Renovables SA(a)	57,439	2,343,902
Grifols SA	1,492,009	34,141,668
Grupo Catalana Occidente SA	247,011	8,780,499
Iberdrola SA	29,443,993	347,690,530
Indra Sistemas SA(a)	874,293	10,573,990
Industria de Diseno Textil SA	5,448,369	197,362,981
Inmobiliaria Colonial Socimi SA	1,365,053	13,270,989
Laboratorios Farmaceuticos Rovi SA	97,135	6,804,656
Lar Espana Real Estate Socimi SA	653,035	3,970,818
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,271,910	6,568,791
Mapfre SA	5,282,564	11,184,739

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Mediaset Espana Comunicacion SA(a)	881,564	$4,585,895
Melia Hotels International SA(a)(b)	673,604	4,972,296
Merlin Properties Socimi SA	1,759,323	19,052,900
Naturgy Energy Group SA(b)	967,900	25,432,421
Neinor Homes SA(c)	363,537	4,681,571
Pharma Mar SA	81,430	6,320,094
Prosegur Cash SA(c)	187,224	128,597
Prosegur Cia. de Seguridad SA	1,650,431	4,683,441
Red Electrica Corp. SA	1,672,728	34,829,114
Repsol SA	7,274,274	93,172,769
Sacyr SA	2,831,182	8,070,122
Siemens Gamesa Renewable Energy SA(a)	1,182,580	32,090,006
Solaria Energia y Medio Ambiente SA(a)	401,143	8,027,750
Solarpack Corp. Tecnologica SA(a)	80,462	2,462,847
Soltec Power Holdings SA(a)(b)	22,354	198,977
Tecnicas Reunidas SA(a)(b)	205,990	1,862,863
Telefonica SA	25,572,059	111,076,278
Unicaja Banco SA(c)	9,031,309	9,663,202
Viscofan SA	197,917	13,533,048
Zardoya Otis SA	1,051,548	8,455,238
		2,369,408,012
Sweden — 4.2%
AAK AB	944,788	20,664,600
AcadeMedia AB(c)	111,029	796,331
AddTech AB, Class B	1,168,504	26,141,983
AFRY AB	563,822	16,777,670
Alfa Laval AB	1,541,175	66,108,406
Ambea AB(c)	106,219	738,388
Arjo AB, Class B	1,316,768	17,957,104
Assa Abloy AB, Class B	4,960,816	145,563,500
Atlas Copco AB, Class A	3,328,292	214,337,624
Atlas Copco AB, Class B	1,942,948	105,295,759
Atrium Ljungberg AB, Class B	262,898	6,036,736
Attendo AB(a)(c)	677,529	2,911,134
Avanza Bank Holding AB	675,291	26,846,637
Axfood AB	556,220	13,637,486
Bactiguard Holding AB(a)(b)	87,420	1,697,911
Beijer Alma AB	226,074	5,672,909
Beijer Ref AB	1,232,229	25,286,497
Betsson AB, Class B	656,631	4,583,298
BHG Group AB(a)(b)	502,556	5,794,892
BICO Group AB, Class B(a)	150,314	7,537,187
Bilia AB, Class A	492,492	8,757,231
BillerudKorsnas AB	955,282	20,009,304
BioArctic AB(a)(b)(c)	39,860	547,680
BioGaia AB, Class B	99,259	6,102,556
Biotage AB	358,789	11,597,558
Boliden AB	1,380,197	48,657,744
Bonava AB, Class B	491,885	4,859,434
BoneSupport Holding AB(a)(c)	257,717	1,120,835
Boozt AB(a)(b)(c)	226,598	3,817,306
Bravida Holding AB(c)	1,325,303	19,934,330
Bufab AB	16,794	715,720
Bure Equity AB	271,103	12,583,878
Calliditas Therapeutics AB, Class B(a)(b)	136,890	1,082,304
Camurus AB(a)(b)	88,884	1,670,456
Castellum AB	1,194,973	31,850,363
Catena AB	141,026	8,588,332
Cellavision AB	13,896	632,019
Cibus Nordic Real Estate AB	105,776	2,798,359
Security	Shares	Value

Sweden (continued)
Cint Group AB(a)	461,914	$6,970,663
Clas Ohlson AB, Class B	96,304	1,036,878
Cloetta AB, Class B	1,421,219	4,514,612
Collector AB(a)	55,419	272,987
Coor Service Management Holding AB(c)	324,299	3,150,471
Corem Property Group AB, Class B	3,030,391	10,056,607
Creades AB, Class A(b)	140,040	1,948,957
Desenio Group AB(a)	279,339	611,501
Dios Fastigheter AB	226,155	2,631,193
Dometic Group AB(c)	1,494,044	21,791,311
Duni AB(a)	17,409	242,850
Dustin Group AB(b)(c)	129,567	1,585,642
Electrolux AB, Class B	1,135,920	25,779,088
Electrolux Professional AB, Class B(a)	1,508,569	11,655,247
Elekta AB, Class B	1,842,862	21,459,087
Embracer Group AB(a)(b)	2,357,033	21,983,215
Enad Global 7 AB(a)(b)	238,072	789,484
Epiroc AB, Class A	3,270,379	81,371,831
Epiroc AB, Class B	1,955,437	41,541,002
EQT AB	1,473,695	77,840,369
Essity AB, Class B	3,071,174	99,480,487
Evolution AB(c)	849,196	137,860,009
Fabege AB	1,311,271	22,195,254
Fagerhult AB	395,871	3,176,003
Fastighets AB Balder, Class B(a)	543,277	39,391,908
Fingerprint Cards AB, Class B(a)(b)	1,566,283	3,751,565
Fortnox AB	244,608	17,317,381
GARO AB	137,830	3,465,075
Getinge AB, Class B	1,148,872	51,414,139
Granges AB	628,964	6,860,050
H & M Hennes & Mauritz AB, Class B	3,632,658	68,340,571
Hansa Biopharma AB(a)(b)	175,495	1,994,481
Hexagon AB, Class B	9,840,561	158,370,993
Hexatronic Group AB(b)	140,250	6,155,179
Hexpol AB	1,484,148	17,368,473
HMS Networks AB	42,471	2,423,241
Holmen AB, Class B	502,115	22,291,948
Hufvudstaden AB, Class A	664,062	10,625,819
Husqvarna AB, Class B	2,066,015	29,442,602
ICA Gruppen AB	510,093	26,371,832
Industrivarden AB, Class A	653,484	21,557,287
Industrivarden AB, Class C	800,023	26,023,612
Indutrade AB	1,459,516	42,546,993
Instalco AB	204,510	10,871,520
Intrum AB(b)	374,800	10,638,504
Investment AB Latour, Class B	702,185	25,505,744
Investor AB, Class B	9,086,816	209,668,495
INVISIO AB	196,214	3,545,926
Inwido AB	398,364	7,303,520
JM AB	361,814	14,659,461
Kambi Group PLC(a)	135,358	3,686,491
Kindred Group PLC	1,254,819	17,633,053
Kinnevik AB, Class B(a)	1,215,083	47,692,993
KNOW IT AB	96,752	3,886,754
Kungsleden AB	1,058,840	14,548,570
L E Lundbergforetagen AB, Class B	380,053	21,911,275
LeoVegas AB(c)	234,084	885,865
Lifco AB, Class B	1,167,587	34,044,838
Lime Technologies AB	42,757	1,728,531
Lindab International AB	465,336	15,245,703

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Loomis AB	410,987	$11,097,798
Lundin Energy AB	1,026,949	40,557,726
Mekonomen AB(a)	266,160	5,485,598
Millicom International Cellular SA, SDR(a)	510,835	17,887,083
MIPS AB	141,864	17,130,061
Modern Times Group MTG AB, Class B(a)	531,247	6,091,725
Munters Group AB(c)	253,152	1,868,868
Mycronic AB	426,923	9,907,160
NCC AB, Class B	487,920	8,453,875
New Wave Group AB, Class B(a)	196,931	3,338,746
Nibe Industrier AB, Class B	7,122,374	105,935,827
Nobia AB	907,212	5,591,528
Nobina AB(c)	526,475	5,042,836
Nolato AB, Class B	1,221,299	16,126,608
Nordic Entertainment Group AB, Class B(a)	387,686	22,481,083
Nordnet AB publ.	563,579	10,802,638
Nyfosa AB	1,112,897	18,777,221
Oncopeptides AB(a)(b)(c)	309,310	139,888
Pandox AB(a)	493,277	8,696,104
Paradox Interactive AB(b)	160,998	2,362,104
Peab AB, Class B	1,032,478	12,977,872
Platzer Fastigheter Holding AB, Class B	309,980	5,053,237
PowerCell Sweden AB(a)	220,093	4,918,984
Ratos AB, Class B	1,278,200	7,358,864
Re:NewCell AB(a)(b)	101,828	2,569,330
Resurs Holding AB(c)	398,748	2,148,820
Saab AB, Class B	370,086	10,317,333
Sagax AB, Class B	728,416	28,509,782
Sagax AB, Class D	185,997	709,292
Samhallsbyggnadsbolaget i Norden AB	4,738,589	31,781,873
Samhallsbyggnadsbolaget i Norden AB, Class D, New	213,577	776,915
Sandvik AB	5,560,250	141,000,750
SAS AB(a)(b)	17,769,667	3,092,311
Scandic Hotels Group AB(a)(b)(c)	677,163	3,275,430
Sdiptech AB, Class B(a)	112,453	5,859,655
Securitas AB, Class B	1,519,369	25,170,896
Sedana Medical AB(a)(b)	163,342	1,630,693
Sinch AB(a)(c)	2,533,148	48,217,894
Skandinaviska Enskilda Banken AB, Class A	8,163,526	127,659,807
Skanska AB, Class B	1,690,376	42,979,310
SKF AB, Class B	1,860,962	43,221,189
SkiStar AB(a)	107,294	2,236,333
SSAB AB, Class A(a)	1,242,718	7,081,425
SSAB AB, Class B(a)	2,940,099	14,695,079
Stillfront Group AB(a)(b)	1,494,611	6,674,296
Storytel AB(a)	192,289	3,791,370
Svenska Cellulosa AB SCA, Class B	3,038,603	47,478,355
Svenska Handelsbanken AB, Class A	7,270,968	83,342,274
Svolder AB, Class B	104,569	4,240,618
Sweco AB, Class B	1,074,774	17,113,972
Swedbank AB, Class A	4,510,400	97,824,702
SwedenCare AB(b)	100,190	1,645,562
Swedish Match AB	7,961,317	70,196,502
Swedish Orphan Biovitrum AB(a)	993,026	26,985,800
Tele2 AB, Class B	2,563,235	36,227,117
Telefonaktiebolaget LM Ericsson, Class B	14,523,394	158,528,731
Telia Co. AB	13,090,212	51,560,316
Thule Group AB(c)	574,983	33,222,815
Tobii AB(a)	342,112	2,486,457
Security	Shares	Value

Sweden (continued)
Trelleborg AB, Class B	1,144,032	$26,184,182
Troax Group AB	52,619	2,156,717
Vitrolife AB	346,101	22,525,274
Volvo AB, Class A	989,674	23,397,006
Volvo AB, Class B	7,114,042	165,893,414
Wallenstam AB, Class B	989,480	17,366,662
Wihlborgs Fastigheter AB	813,305	19,282,033
Xvivo Perfusion AB(a)	25,953	1,030,505
		4,308,998,832
Switzerland — 9.4%
ABB Ltd., Registered	8,640,539	285,856,879
Adecco Group AG, Registered	790,616	39,831,258
Alcon Inc.	2,504,083	207,634,848
Allreal Holding AG, Registered	66,252	14,008,723
ALSO Holding AG, Registered	31,080	9,223,442
Arbonia AG	337,431	7,336,359
Aryzta AG(a)	5,453,319	7,130,846
Ascom Holding AG, Registered(a)	292,728	4,556,470
Autoneum Holding AG(a)	21,196	3,317,955
Bachem Holding AG, Class B, Registered	31,049	24,993,160
Baloise Holding AG, Registered	240,018	38,249,281
Banque Cantonale Vaudoise, Registered	157,207	12,657,103
Barry Callebaut AG, Registered	18,004	41,694,626
Basilea Pharmaceutica AG, Registered(a)(b)	86,193	4,032,688
Belimo Holding AG, Registered	46,545	27,044,495
BKW AG	125,833	16,671,251
Bobst Group SA, Registered(a)	11,562	942,033
Bossard Holding AG, Class A, Registered	38,559	14,161,992
Bucher Industries AG, Registered	41,325	20,856,386
Burckhardt Compression Holding AG	19,814	8,331,575
Bystronic AG, Registered	7,707	10,597,007
Cembra Money Bank AG	160,748	10,730,647
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates, NVS.	5,583	65,793,545
Chocoladefabriken Lindt & Spruengli AG, Registered	493	59,175,076
Cie. Financiere Richemont SA, Class A, Registered	2,607,613	322,693,083
Clariant AG, Registered	1,052,301	22,153,598
Coca-Cola HBC AG, Class DI	974,614	33,780,305
Coltene Holding AG, Registered	14,830	1,872,377
Comet Holding AG, Registered	41,169	15,318,627
Credit Suisse Group AG, Registered	12,654,021	131,623,406
Daetwyler Holding AG, Bearer	45,552	17,721,405
DKSH Holding AG	187,902	15,061,229
dormakaba Holding AG	17,107	12,679,767
Dufry AG, Registered(a)	352,417	18,659,157
EFG International AG	604,020	4,236,339
Emmi AG, Registered	12,549	13,082,154
EMS-Chemie Holding AG, Registered	35,331	35,045,683
Flughafen Zurich AG, Registered(a)	96,794	17,479,744
Forbo Holding AG, Registered	6,413	12,476,443
Galenica AG(c)	273,675	20,045,844
GAM Holding AG(a)(b)	143,291	230,837
Geberit AG, Registered	183,357	143,193,120
Georg Fischer AG, Registered	20,189	30,547,007
Givaudan SA, Registered	46,005	216,772,604
Gurit Holding AG, Bearer	344	596,627
Helvetia Holding AG, Registered	186,159	22,151,215
Holcim Ltd.	2,575,487	128,471,885
Huber + Suhner AG, Registered	108,074	9,608,152
Idorsia Ltd.(a)(b)	543,591	11,191,478

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Implenia AG, Registered(a)	98,181	$2,003,081
Inficon Holding AG, Registered	8,450	10,842,244
Interroll Holding AG, Registered	2,843	13,792,806
Intershop Holding AG	8,909	5,575,423
Julius Baer Group Ltd.	1,147,077	82,970,465
Kardex Holding AG, Registered	28,405	8,761,285
Komax Holding AG, Registered(a)	25,536	6,503,927
Kuehne + Nagel International AG, Registered	271,218	85,420,226
Landis+Gyr Group AG	139,902	9,617,929
LEM Holding SA, Registered	1,260	3,055,046
Leonteq AG	16,762	1,109,412
Liechtensteinische Landesbank AG	12,194	719,174
Logitech International SA, Registered	872,751	73,008,194
Lonza Group AG, Registered	372,275	305,935,754
Medacta Group SA(a)(c)	25,738	4,317,777
Medartis Holding AG(a)(c)	552	72,708
Medmix AG(a)(c)	120,382	5,755,485
Meyer Burger Technology AG(a)(b)	10,682,217	5,097,854
Mobilezone Holding AG, Registered	445,947	6,000,905
Mobimo Holding AG, Registered	45,655	15,382,883
Molecular Partners AG(a)	14,432	271,112
Nestle SA, Registered	14,416,529	1,901,643,607
Novartis AG, Registered	11,066,364	915,328,880
OC Oerlikon Corp. AG, Registered	1,155,642	11,766,399
Partners Group Holding AG	114,096	199,320,485
Peach Property Group AG	38,513	2,607,914
PSP Swiss Property AG, Registered	220,459	27,558,695
Relief Therapeutics Holding AG(a)(b)	9,023,373	778,557
Rieter Holding AG, Registered(a)	26,427	5,485,656
Roche Holding AG, Bearer	160,319	68,956,883
Roche Holding AG, NVS	3,511,574	1,360,362,562
Schindler Holding AG, Participation Certificates, NVS	203,528	52,996,150
Schindler Holding AG, Registered	106,175	27,257,959
Schweiter Technologies AG, Bearer	6,044	8,673,892
Sensirion Holding AG(a)(c)	17,390	2,506,268
SFS Group AG	100,922	13,593,638
SGS SA, Registered	29,852	88,377,411
Siegfried Holding AG, Registered	24,355	23,425,666
Siemens Energy AG(a)	2,013,393	57,785,549
SIG Combibloc Group AG	1,573,137	41,141,764
Sika AG, Registered	709,585	240,392,937
Softwareone Holding AG	459,216	10,640,909
Sonova Holding AG, Registered	278,774	115,516,012
St. Galler Kantonalbank AG, Class A, Registered	15,191	7,001,531
Stadler Rail AG(b)	250,893	11,015,617
STMicroelectronics NV	3,434,706	163,075,684
Straumann Holding AG, Registered	53,178	110,700,485
Sulzer AG, Registered	120,409	11,836,804
Swatch Group AG (The), Bearer	142,783	39,300,239
Swatch Group AG (The), Registered	271,516	14,444,442
Swiss Life Holding AG, Registered	160,894	88,261,022
Swiss Prime Site AG, Registered	389,392	39,588,039
Swiss Re AG	1,482,095	143,578,699
Swiss Steel Holding AG, Registered(a)	580,017	222,717
Swisscom AG, Registered	126,803	69,047,317
Swissquote Group Holding SA, Registered	65,795	13,346,462
Tecan Group AG, Registered	67,228	41,190,739
Temenos AG, Registered	344,191	52,694,436
TX Group AG(a)	360	59,450
Security	Shares	Value

Switzerland (continued)
u-blox Holding AG(a)(b)	49,160	$3,597,335
UBS Group AG, Registered	18,178,093	330,889,974
Valiant Holding AG, Registered	99,548	9,853,468
Valora Holding AG, Registered(a)	24,025	4,572,181
VAT Group AG(c)	141,030	67,416,661
Vetropack Holding AG, Registered	35,238	2,168,946
Vifor Pharma AG	245,752	31,732,914
Vontobel Holding AG, Registered	175,566	16,258,998
VZ Holding AG	74,321	7,557,105
Ypsomed Holding AG, Registered(b)	24,982	4,147,296
Zehnder Group AG, Registered	85,668	9,221,228
Zur Rose Group AG(a)	44,520	15,802,752
Zurich Insurance Group AG	741,554	328,671,968
		9,651,105,723
United Kingdom — 13.0%
3i Group PLC	4,825,888	90,123,554
888 Holdings PLC	2,003,661	10,496,803
AB Dynamics PLC	14,067	352,301
Abcam PLC(a)	1,069,411	24,207,004
Abrdn PLC	11,281,613	39,215,980
Admiral Group PLC	965,043	37,908,970
Advanced Medical Solutions Group PLC	1,746,488	7,788,954
AG Barr PLC	566,883	3,851,887
Airtel Africa PLC(c)	3,967,156	5,950,463
AJ Bell PLC	1,386,171	7,777,886
Alliance Pharma PLC	352,626	496,099
Alpha FX Group PLC	127,833	3,673,865
Anglo American PLC	6,461,077	245,798,902
Antofagasta PLC	1,936,142	37,764,907
AO World PLC(a)	1,670,085	3,343,827
Argo Blockchain PLC(a)(b)	1,889,552	3,159,307
Ascential PLC(a)	2,172,863	11,998,296
Ashmore Group PLC	2,141,752	9,895,618
Ashtead Group PLC	2,261,020	189,496,377
ASOS PLC(a)	349,018	11,849,435
Associated British Foods PLC	1,766,496	43,201,179
Assura PLC	13,462,993	13,431,671
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	335,843	7,839,296
AstraZeneca PLC	7,755,703	970,248,561
Auction Technology Group PLC(a)	315,921	6,113,484
Auto Trader Group PLC(c)	4,847,572	40,188,488
Avacta Group PLC(a)(b)	1,238,527	1,983,135
Avast PLC(c)	3,393,378	25,987,879
AVEVA Group PLC	627,488	30,556,097
Aviva PLC	19,601,952	105,770,491
Avon Protection PLC	162,329	4,320,924
B&M European Value Retail SA	4,401,368	38,132,225
Babcock International Group PLC(a)	1,351,338	5,901,550
BAE Systems PLC	16,125,712	121,590,473
Balfour Beatty PLC	3,533,373	12,284,155
Bank of Georgia Group PLC	212,603	4,412,012
Barclays PLC	84,502,233	233,181,640
Barratt Developments PLC	5,079,977	46,116,402
Beazley PLC(a)	2,980,778	15,909,449
Bellway PLC	619,173	28,094,270
Berkeley Group Holdings (The)	575,686	34,338,863
Biffa PLC(a)(c)	1,159,010	6,312,933
Big Yellow Group PLC	843,782	17,078,877
Blue Prism Group PLC(a)	439,542	6,791,336
BMO Commercial Property Trust Ltd.	3,561,229	4,990,692

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Bodycote PLC	1,012,142	$11,086,386
boohoo Group PLC(a)(b)	5,005,212	12,449,264
BP PLC	101,001,791	483,889,532
Breedon Group PLC	7,444,765	9,984,768
Brewin Dolphin Holdings PLC	1,901,281	9,796,528
British American Tobacco PLC	10,897,397	379,059,594
British Land Co. PLC (The)	4,300,378	29,036,038
Britvic PLC	1,359,543	16,522,159
BT Group PLC(a)	44,591,564	84,716,343
Bunzl PLC	1,694,541	62,630,377
Burberry Group PLC	2,038,915	53,886,623
Burford Capital Ltd.	1,058,149	10,853,739
Bytes Technology Group PLC(a)	912,241	6,666,713
Cairn Energy PLC	3,002,629	7,496,402
Capita PLC(a)	8,977,276	5,826,789
Capital & Counties Properties PLC	3,897,992	8,791,628
Carnival PLC(a)	798,348	16,115,175
Centamin PLC	6,982,924	8,921,524
Central Asia Metals PLC	142,062	477,299
Centrica PLC(a)	28,892,149	23,850,080
Ceres Power Holdings PLC(a)	466,855	7,957,065
Chemring Group PLC	1,397,276	5,571,496
Cineworld Group PLC(a)(b)	5,898,932	4,939,910
Civitas Social Housing PLC	3,025,619	3,888,130
Clinigen Group PLC	758,723	6,365,091
Clipper Logistics PLC	345,473	3,392,182
Close Brothers Group PLC	714,110	14,073,059
CLS Holdings PLC	905,444	2,770,434
CMC Markets PLC(c)	504,853	1,734,561
Coats Group PLC	7,788,096	6,864,012
Coca-Cola Europacific Partners PLC	1,025,801	54,008,423
Compass Group PLC(a)	8,912,218	189,122,962
Computacenter PLC	458,972	16,874,010
ContourGlobal PLC(c)	975,360	2,654,772
ConvaTec Group PLC(c)	7,897,360	23,107,371
Countryside Properties PLC(a)(c)	2,396,144	15,424,314
Craneware PLC	2,451	76,478
Cranswick PLC	281,464	13,327,842
Crest Nicholson Holdings PLC	1,726,239	8,410,306
Croda International PLC	701,618	90,810,793
Currys PLC	5,390,529	8,963,121
Custodian REIT PLC	2,004,926	2,667,015
CVS Group PLC(a)	416,214	14,184,794
DCC PLC	498,630	41,605,869
Dechra Pharmaceuticals PLC	557,053	39,032,590
Derwent London PLC	472,729	21,866,449
Diageo PLC	11,684,319	581,314,603
Diploma PLC	654,524	26,899,052
Direct Line Insurance Group PLC	6,586,977	26,327,508
Diversified Energy Co. PLC	4,015,563	6,343,430
Domino’s Pizza Group PLC	2,412,889	12,782,199
dotdigital group PLC	1,324,494	4,359,392
Dr. Martens PLC(a)	2,222,534	11,217,607
Draper Esprit PLC(a)	653,199	8,619,577
Drax Group PLC	2,272,497	16,527,466
DS Smith PLC	6,900,099	36,195,670
Dunelm Group PLC	611,870	10,710,028
easyJet PLC(a)	1,494,680	12,740,816
Electrocomponents PLC	2,294,908	35,308,505
Elementis PLC(a)	3,411,014	6,512,063
Security	Shares	Value

United Kingdom (continued)
EMIS Group PLC	208,739	$3,854,573
Empiric Student Property PLC(a)	986,677	1,195,031
Energean PLC(a)	547,090	6,719,766
Entain PLC(a)	2,933,740	82,206,723
Equiniti Group PLC(a)(c)	2,121,835	5,180,448
Ergomed PLC(a)	201,464	3,956,492
Essentra PLC	1,610,587	6,414,644
Eurasia Mining PLC(a)(b)	10,232,003	3,369,840
Euromoney Institutional Investor PLC	593,025	8,482,188
Evraz PLC	2,485,370	21,110,727
Experian PLC	4,624,932	212,058,670
FD Technologies PLC(a)	72,172	2,064,315
Ferguson PLC	1,115,589	167,855,338
Ferrexpo PLC	1,603,784	6,841,573
Fevertree Drinks PLC	537,843	16,701,324
Firstgroup PLC(a)	6,463,453	8,916,328
Forterra PLC(c)	687,583	2,437,170
Frasers Group PLC(a)	1,288,392	11,356,640
Frontier Developments PLC(a)(b)	56,104	1,892,656
Funding Circle Holdings PLC(a)(c)	50,437	108,370
Future PLC	619,803	29,901,289
Games Workshop Group PLC	175,883	23,215,978
Gamma Communications PLC	400,467	9,900,626
GB Group PLC	1,073,539	13,024,392
GCP Student Living PLC	2,348,342	6,761,502
Genuit Group PLC	1,279,933	11,613,624
Genus PLC	355,097	26,927,631
GlaxoSmithKline PLC	25,093,067	520,952,882
Go-Ahead Group PLC (The)(a)	250,599	2,692,216
Grainger PLC	3,552,218	14,940,064
Great Portland Estates PLC	1,315,729	13,156,577
Greatland Gold PLC(a)	19,931,732	4,745,891
Greggs PLC	568,261	23,751,566
Halfords Group PLC	1,252,180	4,565,222
Halma PLC	1,908,182	77,383,066
Hammerson PLC(b)	16,173,890	7,101,571
Harbour Energy PLC(a)	1,142,738	5,469,543
Hargreaves Lansdown PLC	1,767,712	37,197,881
Hays PLC	8,144,110	18,456,591
Helical PLC	679,943	4,285,659
Hikma Pharmaceuticals PLC	871,423	28,723,757
Hill & Smith Holdings PLC	418,088	10,493,683
Hiscox Ltd.	1,701,360	19,357,048
Hochschild Mining PLC	1,550,223	3,025,343
HomeServe PLC	1,493,388	17,474,295
Hotel Chocolat Group PLC(a)	16,121	116,489
Howden Joinery Group PLC	3,047,813	38,366,610
HSBC Holdings PLC	102,317,083	616,477,998
Hunting PLC	977,564	2,266,311
Ibstock PLC(c)	2,439,824	6,663,601
Ideagen PLC	341,061	1,334,932
IG Design Group PLC	31,091	107,225
IG Group Holdings PLC	1,816,786	19,729,296
IMI PLC	1,307,282	29,194,040
Imperial Brands PLC	4,711,933	99,427,313
Inchcape PLC	2,075,043	23,456,761
Indivior PLC(a)	3,694,079	12,295,060
Informa PLC(a)	7,393,168	52,594,544
IntegraFin Holdings PLC	1,486,197	11,625,616
InterContinental Hotels Group PLC(a)	910,519	63,779,232

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Intermediate Capital Group PLC	1,462,639	$43,871,798
Intertek Group PLC	806,234	53,991,808
Investec PLC	3,412,754	15,496,808
IP Group PLC	4,947,499	8,165,709
IQE PLC(a)(b)	4,396,281	2,824,762
ITM Power PLC(a)(b)	2,139,694	14,308,775
ITV PLC(a)	17,523,465	25,791,006
IWG PLC(a)	3,775,373	16,012,784
J D Wetherspoon PLC(a)	511,901	7,184,556
J Sainsbury PLC	8,364,602	34,260,228
JD Sports Fashion PLC	2,602,523	38,790,304
JET2 PLC(a)	790,758	13,161,479
John Wood Group PLC(a)	3,461,373	10,093,505
Johnson Matthey PLC	956,293	35,741,951
Johnson Service Group PLC(a)	2,197,239	3,993,340
Judges Scientific PLC	1,716	173,500
Jupiter Fund Management PLC	2,440,651	8,359,368
Just Group PLC(a)	5,477,447	6,853,413
Kainos Group PLC	405,202	10,979,882
Kape Technologies PLC(a)	213,602	1,163,454
Keller Group PLC	445,416	5,589,797
Keywords Studios PLC	377,053	14,634,218
Kingfisher PLC	10,443,538	47,931,566
Lancashire Holdings Ltd.	1,162,898	8,052,913
Land Securities Group PLC	3,423,162	32,158,820
Learning Technologies Group PLC	2,954,407	7,916,695
Legal & General Group PLC	29,773,743	117,421,172
Liontrust Asset Management PLC	190,033	5,669,522
Lloyds Banking Group PLC	353,699,000	242,064,780
London Stock Exchange Group PLC	1,637,699	159,419,762
LondonMetric Property PLC	4,254,937	15,217,965
LXI REIT PLC	3,527,508	7,077,812
M&G PLC	12,915,293	35,285,864
Man Group PLC	7,579,147	24,136,684
Marks & Spencer Group PLC(a)	9,441,579	23,733,729
Marshalls PLC	1,259,522	12,212,554
Marston’s PLC(a)	4,089,735	4,449,623
Mediclinic International PLC(a)	1,904,094	8,711,846
Meggitt PLC(a)	3,861,782	39,648,176
Melrose Industries PLC	21,873,668	47,193,419
Micro Focus International PLC	1,734,122	8,498,009
Mitchells & Butlers PLC(a)	1,208,679	4,188,279
Mitie Group PLC(a)	6,408,650	5,735,948
Mondi PLC	2,377,334	59,370,951
Moneysupermarket.com Group PLC	2,752,693	7,991,734
Moonpig Group PLC(a)	760,509	3,465,848
Morgan Advanced Materials PLC	1,857,828	8,797,160
Morgan Sindall Group PLC	156,150	4,837,747
Naked Wines PLC(a)	289,141	2,936,125
National Express Group PLC(a)	2,889,593	9,042,243
National Grid PLC	17,731,522	227,026,623
Natwest Group PLC	28,406,694	85,651,139
NCC Group PLC	797,985	2,713,826
Network International Holdings PLC(a)(c)	2,388,859	10,566,296
Next PLC	682,185	74,350,949
Ninety One PLC	1,830,556	6,533,584
NMC Health PLC(a)(e)	475,795	7
Ocado Group PLC(a)	2,466,914	60,884,903
On the Beach Group PLC(a)(c)	752,591	3,071,567
OSB Group PLC	2,109,550	14,579,482
Security	Shares	Value

United Kingdom (continued)
Oxford Biomedica PLC(a)	209,634	$4,366,538
Pagegroup PLC	1,756,864	15,964,934
Paragon Banking Group PLC	1,571,194	11,794,169
Pearson PLC	3,742,350	30,794,393
Penno Group PLC	1,397,905	22,297,354
Persimmon PLC	1,573,988	58,644,113
Petrofac Ltd.(a)(b)	1,514,826	2,684,685
Petrofac Ltd.(b)	378,706	75,150
Petropavlovsk PLC(a)	10,277,575	3,330,120
Pets at Home Group PLC	2,717,625	17,941,457
Phoenix Group Holdings PLC	3,240,346	29,093,531
Picton Property Income Ltd. (The)	722,398	959,968
Playtech PLC(a)	1,757,706	16,742,348
Plus500 Ltd.	508,270	9,150,406
Polar Capital Holdings PLC	365,729	4,154,305
Premier Foods PLC	2,608,752	3,920,090
Primary Health Properties PLC	6,618,155	13,899,683
Provident Financial PLC(a)	1,290,287	6,518,476
Prudential PLC	13,053,159	266,388,251
PZ Cussons PLC	1,561,608	4,587,791
QinetiQ Group PLC	3,127,385	11,539,871
Quilter PLC(c)	9,367,360	19,944,323
Rank Group PLC(a)	1,272,337	2,855,663
Rathbone Brothers PLC	290,486	7,810,115
Reach PLC	1,464,322	6,350,570
Reckitt Benckiser Group PLC	3,562,924	289,248,137
Redde Northgate PLC	1,535,516	8,363,697
Redrow PLC	1,482,331	13,051,528
Regional REIT Ltd.(c)	127,790	153,507
RELX PLC	9,649,720	299,212,541
Renalytix PLC(a)(b)	231,218	2,777,559
Renishaw PLC	200,266	13,780,077
Rentokil Initial PLC	9,358,865	75,328,975
Restaurant Group PLC (The)(a)	3,756,216	4,539,125
Restore PLC	57,835	375,172
Rightmove PLC	4,582,804	43,319,251
Rolls-Royce Holdings PLC(a)	41,688,811	75,241,600
Rotork PLC	4,316,786	20,867,794
Royal Mail PLC	4,026,776	23,213,639
RWS Holdings PLC	1,458,696	12,416,983
S4 Capital PLC(a)	1,406,023	13,963,448
Sabre Insurance Group PLC(c)	640,037	1,714,414
Safestore Holdings PLC	1,292,987	21,269,610
Saga PLC(a)	519,034	2,208,814
Sage Group PLC (The)	5,408,043	52,596,020
Sanne Group PLC	867,085	10,727,314
Savills PLC	872,767	16,936,959
Schroders PLC	622,054	30,812,702
Secure Income REIT PLC	1,360,214	7,613,624
Segro PLC	6,092,555	107,683,129
Senior PLC(a)	2,524,618	5,535,019
Serco Group PLC	6,574,470	11,356,828
Serica Energy PLC	144,507	407,396
Severn Trent PLC	1,263,793	47,331,900
Shaftesbury PLC	1,220,370	10,416,026
SIG PLC(a)	3,501,300	2,489,292
Smart Metering Systems PLC	630,454	7,040,515
Smith & Nephew PLC	4,395,017	75,902,238
Smiths Group PLC	1,973,718	36,648,091
Softcat PLC	721,017	19,172,520

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

United Kingdom (continued)
SolGold PLC(a)(b)	2,332,717		$884,284
Spectris PLC	576,105		29,641,831
Spirax-Sarco Engineering PLC	372,358		79,487,053
Spire Healthcare Group PLC(a)(c)	571,491		1,837,969
Spirent Communications PLC	3,325,172		13,105,919
SSE PLC	5,185,366		116,772,335
SSP Group PLC(a)	3,916,167		13,796,972
St. James’s Place PLC	2,639,110		57,012,256
Stagecoach Group PLC(a)	2,364,109		2,576,999
Standard Chartered PLC	13,144,791		88,898,220
SThree PLC	626,050		5,046,441
Strix Group PLC	193,663		775,235
Sumo Group PLC(a)	549,637		3,651,961
Synthomer PLC	1,764,342		12,229,906
Tate & Lyle PLC	2,310,927		20,500,108
Taylor Wimpey PLC	17,908,651		37,891,294
TBC Bank Group PLC	202,677		4,354,768
Team17 Group PLC(a)	528,474		5,135,029
Telecom Plus PLC	416,334		7,110,782
Tesco PLC	38,597,169		142,511,027
TI Fluid Systems PLC(c)	472,334		1,711,411
TORM PLC, Class A(a)(b)	163,017		1,330,305
TP ICAP Group PLC	4,261,721		9,057,688
Trainline PLC(a)(c)	2,343,538		10,160,570
Travis Perkins PLC	1,078,199		22,794,046
Tritax Big Box REIT PLC	8,409,600		25,879,989
Tullow Oil PLC(a)	5,996,208		3,765,556
UK Commercial Property REIT Ltd.	749,274		777,934
Ultra Electronics Holdings PLC	367,604		16,289,129
Unilever PLC	13,080,110		700,333,667
UNITE Group PLC (The)	1,646,164		24,578,524
United Utilities Group PLC	3,388,403		48,159,840
Vesuvius PLC	1,198,062		7,724,813
Victoria PLC(a)	472,300		6,980,758
Victrex PLC	442,010		13,821,879
Virgin Money UK PLC(a)	6,928,305		19,248,959
Vistry Group PLC	1,161,192		19,444,979
Vodafone Group PLC	139,512,941		205,621,302
Volex PLC	581,713		3,582,467
Warehouse REIT PLC(b)	587,869		1,319,427
Watkin Jones PLC	283,387		936,608
Weir Group PLC (The)	1,301,932		30,882,807
WH Smith PLC(a)	705,918		15,111,156
Whitbread PLC(a)	1,000,230		44,748,069
Wickes Group PLC	1,201,106		3,524,252
Workspace Group PLC	721,183		8,112,939
WPP PLC	6,003,782		86,783,293
Young & Co’s Brewery PLC, Series A(a)	110,337		2,242,376
			13,416,466,831
United States — 0.0%
Arko Corp.(a)	0	(f)	3
Coronado Global Resources Inc.(a)(c)	3,296,782		3,397,297
Vobile Group Ltd.(a)(b)	6,042,000		5,316,060
			8,713,360
Total Common Stocks — 98.8%
(Cost: $84,950,621,083)			101,818,782,554
Security	Shares	Value

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	278,162	$23,711,006
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	57,373	4,516,609
Fuchs Petrolub SE, Preference Shares, NVS	350,740	16,802,071
Henkel AG & Co. KGaA, Preference Shares, NVS	892,059	79,917,339
Jungheinrich AG, Preference Shares, NVS	277,044	14,049,607
Porsche Automobil Holding SE, Preference Shares, NVS	772,571	80,406,433
Sartorius AG, Preference Shares, NVS	133,705	86,605,737
Sixt SE, Preference Shares, NVS	76,169	7,546,768
STO SE & Co. KGaA, Preference Shares, NVS	8,872	1,995,824
Volkswagen AG, Preference Shares, NVS	918,414	206,120,951
		521,672,345
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	146,974	3,173,768
Telecom Italia SpA/Milano, Preference Shares, NVS	29,408,209	11,180,227
		14,353,995
Total Preferred Stocks — 0.5%
(Cost: $434,753,856)		536,026,340
Rights
Germany — 0.0%
Vitesco Technologies Group AG (a)	1	46
Total Rights — 0.0%
(Cost: $0)		46
Warrants
Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(b)	128,748	1
Spain — 0.0%
Abengoa SA (Expires 03/31/25)(a)(b)	1,476,448	10,241
Total Warrants — 0.0%
(Cost: $0)		10,242

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(g)(h)(i)	773,541,240	773,928,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	8,280,000	8,280,000
		782,208,010
Total Short-Term Investments — 0.8%
(Cost: $781,929,995)		782,208,010

Total Investments in Securities — 100.1%
(Cost: $86,167,304,934)		103,137,027,192

Other Assets, Less Liabilities — (0.1)%		(65,844,494)
Net Assets — 100.0%		$103,071,182,698
(a) Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF

October 31, 2021

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Rounds to less than 1.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$641,054,345	$132,873,666	(a)	$—		$(6,584)	$6,583	$773,928,010	773,541,240	$6,095,934	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,470,000	—		(18,190,000	)(a)	—	—	8,280,000	8,280,000	138		—
						$(6,584)	$6,583	$782,208,010		$6,096,072		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,120	12/09/21	$196,221	$(2,095,209)
SPI 200 Index	700	12/16/21	96,303	(46,191)
Euro STOXX 50 Index	5,548	12/17/21	272,029	6,872,807
FTSE 100 Index	1,488	12/17/21	147,085	2,636,688
				$7,368,095

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF

October 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,055,166,837	$97,763,615,692	$25	$101,818,782,554
Preferred Stocks	26,488,272	509,538,068	—	536,026,340
Rights	—	46	—	46
Warrants	—	10,242	—	10,242
Money Market Funds	782,208,010	—	—	782,208,010
	$4,863,863,119	$98,273,164,048	$25	$103,137,027,192
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$9,509,495	$—	$9,509,495
Liabilities
Futures Contracts	—	(2,141,400)	—	(2,141,400)
	$—	$7,368,095	$—	$7,368,095

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt